UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07148

Schwartz Investment Trust
(Exact name of registrant as specified in charter)

801 W. Ann Arbor Trail, Suite 244 Plymouth, Michigan	48170
(Address of principal executive offices)	(Zip code)

George P. Schwartz

Schwartz Investment Counsel, Inc. 801 W. Ann Arbor Trail, Plymouth, MI 48170
(Name and address of agent for service)

Registrant's telephone number, including area code:	(734) 455-7777

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Schwartz Value Focused Fund

(RCMFX)

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about Schwartz Value Focused Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.schwartzvaluefocusedfund.com/reports.html. You can also request this information by contacting us at (888) 726-0753.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Schwartz Value Focused Fund	$149	1.25%

How did the Fund perform during the reporting period?

For the year ended December 31, 2024, the Fund had a total return of 38.71%. The Fund’s strong performance was driven primarily due to share price appreciation in Texas Pacific Land Corporation (+137%), LandBridge Company LLC (+64%), and Mastercard Incorporated (+23%). Texas Pacific Land and LandBridge Company, both significant holdings in the Fund, are royalty-based companies that are benefitting from their vast asset holdings of oil, natural gas, water, and land.

The largest relative detractors of performance for the year ended December 31, 2024 were Occidental Petroleum Corporation (-30%), Devon Energy Corporation (-28%), and Schlumberger Limited (-27%). These energy related companies posted lackluster results during 2024 due primarily to a decline in oil prices and lack of capital spending in the oil & natural gas sector. The share price decline of each company offered an attractive opportunity to increase our exposure.

At year end, the Fund had 25 holdings, across a broad array of industries, with an emphasis on royalty companies engaged in land and natural resource management, basic materials, and financial services. Texas Pacific Land Corporation remains the largest holding in the Fund at 27.3% of net assets.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Schwartz Value Focused Fund - $30,799
S&P 500® Index - $34,254
S&P Composite 1500® Index - $33,323
$40,000
$30,000
$20,000
$10,000
$0
Dec-2014
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024

	Schwartz Value Focused Fund	S&P 500® Index	S&P Composite 1500® Index
Dec-2014	$10,000	$10,000	$10,000
Dec-2015	$8,452	$10,138	$10,101
Dec-2016	$9,984	$11,351	$11,417
Dec-2017	$11,353	$13,829	$13,830
Dec-2018	$10,429	$13,223	$13,144
Dec-2019	$12,376	$17,386	$17,206
Dec-2020	$13,813	$20,585	$20,289
Dec-2021	$18,115	$26,494	$26,060
Dec-2022	$21,946	$21,696	$21,427
Dec-2023	$22,205	$27,399	$26,883
Dec-2024	$30,799	$34,254	$33,323

Average Annual Total Returns as of 12/31/2024

	1 Year	5 Years	10 Years
Schwartz Value Focused Fund	38.71%	20.00%	11.91%
S&P 500® Index	25.02%	14.53%	13.10%
S&P Composite 1500® Index	23.95%	14.13%	12.79%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$52,562,088
  Number of Portfolio Holdings25
  Total Expense Ratio1.25%
  Advisory Fee (net of waivers & recoupments) $308,242
  Portfolio turnover (fiscal year)39%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	83.4%
Money Market Funds	16.6%

Portfolio Managers

Timothy S. Schwartz, CFA

George P. Schwartz, CFA

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Texas Pacific Land Corporation	27.3%
Landbridge Company, LLC - Class A	6.0%
St. Joe Company (The)	4.5%
Mastercard, Inc. - Class A	3.8%
CDW Corporation	3.6%
Franco-Nevada Corporation	3.4%
Occidental Petroleum Corporation	3.4%
Genuine Parts Company	3.3%
DigitalBridge Group, Inc.	3.2%
Schlumberger Ltd.	2.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Real Estate
37.8%
Money Market Funds
16.6%
Energy
10.7%
Technology
10.0%
Consumer Discretionary
10.0%
Materials
5.3%
Financials
4.9%
Communications
3.2%
Industrials
1.4%
Other Assets in Excess of Liabilities
0.1%

Value	Value
Other Assets in Excess of Liabilities	0.1%
Industrials	1.4%
Communications	3.2%
Financials	4.9%
Materials	5.3%
Consumer Discretionary	10.0%
Technology	10.0%
Energy	10.7%
Money Market Funds	16.6%
Real Estate	37.8%

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.schwartzvaluefocusedfund.com/reports.html), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123124-RCMFX

Ave Maria Value Fund

(AVEMX)

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about Ave Maria Value Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://avemariafunds.com/reports-forms/reports.html. You can also request this information by contacting us at (888) 726-9331.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ave Maria Value Fund	$103	0.93%

How did the Fund perform during the reporting period?

For the year ended December 31, 2024, the Fund had a total return of 21.52%. The Fund’s positive performance was driven primarily due to share price appreciation in Texas Pacific Land Corporation (+137%), LandBridge Company LLC (+72%), and Mirion Technologies, Inc. (+71%). Texas Pacific Land and LandBridge Company, both significant holdings in the Fund, are royalty-based companies that are benefitting from their vast asset holdings of oil, natural gas, water, and land.

The largest relative detractors of performance for the year ended December 31, 2024 were Schlumberger Limited (-27%), Occidental Petroleum Corporation (-21%), and CDW Corporation (-21%). Schlumberger and Occidental posted lackluster results during 2024 due primarily to a decline in oil prices and lack of capital spending in the oil & natural gas sector. CDW posted disappointing results due to tepid technology spending from their major customers. The share price decline of each of these companies offered an attractive opportunity to increase our exposure.

At year end, the Fund had 34 holdings, across a broad array of industries, with an emphasis on royalty companies engaged in land and natural resource management, industrials, and financial services. Texas Pacific Land Corporation remains the largest holding in the Fund at 16.5% of net assets.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Ave Maria Value Fund - $21,611
S&P 500® Index - $34,254
S&P MidCap 400® Index - $25,196
$40,000
$30,000
$20,000
$10,000
$0
Dec-2014
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024

	Ave Maria Value Fund	S&P 500® Index	S&P MidCap 400® Index
Dec-2014	$10,000	$10,000	$10,000
Dec-2015	$8,232	$10,138	$9,782
Dec-2016	$9,586	$11,351	$11,811
Dec-2017	$11,286	$13,829	$13,730
Dec-2018	$10,298	$13,223	$12,208
Dec-2019	$12,412	$17,386	$15,407
Dec-2020	$13,176	$20,585	$17,511
Dec-2021	$16,490	$26,494	$21,847
Dec-2022	$17,179	$21,696	$18,993
Dec-2023	$17,784	$27,399	$22,115
Dec-2024	$21,611	$34,254	$25,196

Average Annual Total Returns as of 12/31/2024

	1 Year	5 Years	10 Years
Ave Maria Value Fund	21.52%	11.73%	8.01%
S&P 500® Index	25.02%	14.53%	13.10%
S&P MidCap 400® Index	13.93%	10.34%	9.68%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$446,204,797
  Number of Portfolio Holdings34
  Total Expense Ratio0.93%
  Advisory Fee $3,025,200
  Portfolio turnover (fiscal year)16%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	93.7%
Money Market Funds	6.3%

Portfolio Managers

Timothy S. Schwartz, CFA

Ryan M. Kuyawa, CFA

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Texas Pacific Land Corporation	16.5%
Mirion Technologies, Inc.	4.8%
Hingham Institution For Savings (The)	4.6%
Landbridge Company, LLC - Class A	4.4%
Brown & Brown, Inc.	3.8%
Expand Energy Corporation	3.2%
CDW Corporation	3.2%
Permian Basin Royalty Trust	3.1%
Wheaton Precious Metals Corporation	2.8%
TD SYNNEX Corporation	2.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Communications	1.4%
Consumer Staples	2.2%
Consumer Discretionary	5.5%
Money Market Funds	6.3%
Materials	7.1%
Technology	7.6%
Financials	11.0%
Energy	11.5%
Health Care	11.7%
Industrials	12.7%
Real Estate	23.1%

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://avemariafunds.com/reports-forms/reports.html), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Ave Maria Value Fund (AVEMX)

TSR-AR 123124-AVEMX

Annual Shareholder Report - December 31, 2024

Ave Maria Growth Fund

(AVEGX)

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about Ave Maria Growth Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://avemariafunds.com/reports-forms/reports.html. You can also request this information by contacting us at (888) 726-9331.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ave Maria Growth Fund	$98	0.91%

How did the Fund perform during the reporting period?

For the year ended December 31, 2024, the Fund had a total return of 14.91%, driven primarily by significant contributions from the Information Technology, Industrial, and Financial sectors. The Information Technology sector's performance was propelled by the semiconductor giant NVIDIA Corp., which returned an astounding 171% during the year, with additional support from Ciena Corp.'s impressive 79% gain. The Industrial holdings saw strength across the board with performance scattered around the sector’s 16% total return. Financials had a total return of 21%, its smaller relative weighting limited its overall impact on the Fund’s total performance.

The largest relative detractors of performance for the year were Health Care, Real Estate and Communication Services. The Health Care sector was down -14%, driven by weak performance from IQVIA Holdings Inc. and Chemed Corp. Real Estate had a single holding, SBA Communications Corp., which was down -18% over the year. The Communications Services sector, represented by a single holding, also underperformed the broader market, delivering a return of -3%.

The Fund’s goal is to purchase shares of exceptional companies at attractive prices with the expectations of earning favorable returns over the long run.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Ave Maria Growth Fund - $30,678
S&P 500® Index - $34,254
$40,000
$30,000
$20,000
$10,000
$0
Dec-2014
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024

	Ave Maria Growth Fund	S&P 500® Index
Dec-2014	$10,000	$10,000
Dec-2015	$9,730	$10,138
Dec-2016	$10,904	$11,351
Dec-2017	$13,888	$13,829
Dec-2018	$13,637	$13,223
Dec-2019	$18,696	$17,386
Dec-2020	$22,130	$20,585
Dec-2021	$26,014	$26,494
Dec-2022	$20,490	$21,696
Dec-2023	$26,697	$27,399
Dec-2024	$30,678	$34,254

Average Annual Total Returns as of 12/31/2024

	1 Year	5 Years	10 Years
Ave Maria Growth Fund	14.91%	10.41%	11.86%
S&P 500® Index	25.02%	14.53%	13.10%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$1,077,662,646
  Number of Portfolio Holdings33
  Total Expense Ratio0.91%
  Advisory Fee $7,860,874
  Portfolio turnover (fiscal year)17%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.2%
Money Market Funds	3.8%

Portfolio Managers

Adam P. Gaglio, CFA

Chadd M. Garcia, CFA

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	7.7%
Mastercard, Inc. - Class A	6.9%
Copart, Inc.	6.0%
API Group Corporation	6.0%
O'Reilly Automotive, Inc.	5.6%
HEICO Corporation - Class A	4.8%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	4.7%
Roper Technologies, Inc.	4.7%
S&P Global, Inc.	4.4%
Texas Instruments, Inc.	4.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Financials	1.2%
Consumer Staples	1.4%
Energy	2.0%
Real Estate	3.4%
Money Market Funds	3.8%
Materials	4.4%
Health Care	5.2%
Industrials	11.3%
Consumer Discretionary	18.3%
Technology	49.2%

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://avemariafunds.com/reports-forms/reports.html), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Ave Maria Growth Fund (AVEGX)

TSR-AR 123124-AVEGX

Annual Shareholder Report - December 31, 2024

Ave Maria Rising Dividend Fund

(AVEDX)

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about Ave Maria Rising Dividend Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://avemariafunds.com/reports-forms/reports.html. You can also request this information by contacting us at (888) 726-9331.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ave Maria Rising Dividend Fund	$96	0.90%

How did the Fund perform during the reporting period?

For the year ended December 31, 2024, the Fund had a total return of 14.42%, driven primarily by significant contributions from the Financial, Energy, and Industrial sectors. The Financial sector delivered a 22% return, driven by standout performance from Brown & Brown, Inc. and Brookfield Corp., which increased 44% each. The Energy sector surged 46% for the year, fueled by an outstanding 115% return from Texas Pacific Land Corp. Holdings in the Industrial sector delivered mixed results, contributing to a 10% return for the year.

The largest relative detractors of performance for the year were Real Estate, Health Care and Information Technology. Real Estate had a single holding, SBA Communications Corp., which was down -18% over the year. The Health Care sector declined by -4%, primarily due to the underperformance of Chemed Corp. Information Technology was up 3% for the year, however, the negative performance of three of the five holdings caused the sector to underperform.

The Fund’s investment strategy identifies companies with strong balance sheets that operate with competitive advantages and produce consistent, above-average cash flow and dividend growth, facilitating a rising stream of dividends. We strive to buy these companies when they are unpopular and undervalued.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Ave Maria Rising Dividend Fund - $25,212
S&P 500® Dividend Aristocrats Index - $25,505
S&P 500® Index - $34,254
S&P 500® Value Index - $25,950
$40,000
$30,000
$20,000
$10,000
$0
Dec-2014
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024

	Ave Maria Rising Dividend Fund	S&P 500® Dividend Aristocrats Index	S&P 500® Index	S&P 500® Value Index
Dec-2014	$10,000	$10,000	$10,000	$10,000
Dec-2015	$9,411	$10,093	$10,138	$9,687
Dec-2016	$10,854	$11,287	$11,351	$11,372
Dec-2017	$12,680	$13,740	$13,829	$13,119
Dec-2018	$12,071	$13,365	$13,223	$11,944
Dec-2019	$15,400	$17,103	$17,386	$15,758
Dec-2020	$16,394	$18,587	$20,585	$15,972
Dec-2021	$20,550	$23,418	$26,494	$19,949
Dec-2022	$19,467	$21,965	$21,696	$18,907
Dec-2023	$22,035	$23,818	$27,399	$23,110
Dec-2024	$25,212	$25,505	$34,254	$25,950

Average Annual Total Returns as of 12/31/2024

	1 Year	5 Years	10 Years
Ave Maria Rising Dividend Fund	14.42%	10.36%	9.69%
S&P 500® Dividend Aristocrats Index	7.08%	8.32%	9.82%
S&P 500® Index	25.02%	14.53%	13.10%
S&P 500® Value Index	12.29%	10.49%	10.01%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$1,077,147,464
  Number of Portfolio Holdings37
  Total Expense Ratio0.90%
  Advisory Fee $7,944,740
  Portfolio turnover (fiscal year)8%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	95.0%
Money Market Funds	5.0%

Portfolio Managers

Brandon S. Scheitler

George P. Schwartz, CFA

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Texas Pacific Land Corporation	5.6%
Chubb Ltd.	4.5%
Mastercard, Inc. - Class A	4.2%
Accenture plc - Class A	4.0%
Moody's Corporation	3.5%
Diamondback Energy, Inc.	3.5%
Texas Instruments, Inc.	3.5%
Chemed Corporation	3.4%
Brown & Brown, Inc.	3.3%
Broadridge Financial Solutions, Inc.	3.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Communications	1.8%
Consumer Staples	2.7%
Materials	3.1%
Health Care	4.8%
Money Market Funds	5.0%
Energy	6.2%
Real Estate	7.7%
Consumer Discretionary	11.0%
Financials	14.2%
Industrials	14.7%
Technology	29.0%

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://avemariafunds.com/reports-forms/reports.html), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Ave Maria Rising Dividend Fund (AVEDX)

TSR-AR 123124-AVEDX

Annual Shareholder Report - December 31, 2024

Ave Maria World Equity Fund

(AVEWX)

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about Ave Maria World Equity Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://avemariafunds.com/reports-forms/reports.html. You can also request this information by contacting us at (888) 726-9331.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ave Maria World Equity Fund	$105	1.03%

How did the Fund perform during the reporting period?

For the year ended December 31, 2024, the Fund had a total return of 4.64%, driven primarily by significant contributions from the Information Technology, Industrial and Consumer Staples sectors. Information Technology delivered a 38% return for the year, driven by standout performances from Taiwan Semiconductor Manufacturing Co. and Karooooo Ltd, both achieving returns exceeding 90%. The Industrial sector gained 21% for the year, with long-time holding Eaton Corp. contributing to much of the sector’s performance. Consumer Staples rose 24% for the year, driven by nearly equal contributions from the Fund’s two holdings in the sector.

The largest relative detractors of performance for the year were Financial, Health Care and Consumer Discretionary. The Financial sector declined -14% for the year, reflecting weak performance for the sector’s larger holdings. Similarly, Health Care also fell -14%, with three out of four holdings contributing to the sector's overall downturn. Consumer Discretionary was down -1% due to the underperformance of several larger holdings within the sector.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Ave Maria World Equity Fund - $18,961
MSCI ACWI Net - $24,183
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Dec-2014
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024

	Ave Maria World Equity Fund	MSCI ACWI Net
Dec-2014	$10,000	$10,000
Dec-2015	$9,522	$9,763
Dec-2016	$10,352	$10,531
Dec-2017	$12,203	$13,056
Dec-2018	$11,121	$11,826
Dec-2019	$14,197	$14,972
Dec-2020	$14,175	$17,406
Dec-2021	$17,160	$20,633
Dec-2022	$14,501	$16,843
Dec-2023	$18,120	$20,583
Dec-2024	$18,961	$24,183

Average Annual Total Returns as of 12/31/2024

	1 Year	5 Years	10 Years
Ave Maria World Equity Fund	4.64%	5.96%	6.61%
MSCI ACWI Net	17.49%	10.06%	9.23%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Portfolio Managers

Anthony W. Gennaro Jr., CFA, CPA

Sean C. Gaffney, CFA

Fund Statistics

Net Assets	$116,384,489
Number of Portfolio Holdings	49
Total Expense Ratio	1.03%
Advisory Fee	$839,339
Portfolio turnover (fiscal year)	13%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology 24.5%
Industrials 22.6%
Consumer Discretionary 12.2%
Financials 11.5%
Energy 7.4%
Health Care 7.2%
Communications 4.3%
Consumer Staples 3.5%
Money Market Funds 2.6%
Materials 2.1%
Real Estate 1.2%
Utilities 1.0%
Liabilities in Excess of Other Assets -0.1%

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Utilities	1.0%
Real Estate	1.2%
Materials	2.1%
Money Market Funds	2.6%
Consumer Staples	3.5%
Communications	4.3%
Health Care	7.2%
Energy	7.4%
Financials	11.5%
Consumer Discretionary	12.2%
Industrials	22.6%
Technology	24.5%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.4%
Money Market Funds	2.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SAP SE	5.2%
Mastercard, Inc. - Class A	4.5%
Eaton Corporation plc	4.5%
SharkNinja, Inc.	4.2%
GFL Environmental, Inc.	4.1%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	3.6%
F&G Annuities & Life, Inc.	3.4%
Accenture plc - Class A	3.0%
HDFC Bank Ltd. - ADR	2.8%
S&P Global, Inc.	2.7%

Country Weighting (% of net assets)

United States
41.1%
Canada
10.0%
United Kingdom
7.3%
Switzerland
5.6%
Germany
5.1%
Brazil
4.4%
Japan
4.2%
Taiwan
3.6%
India
2.8%
Spain
2.6%
Italy
2.4%
Singapore
2.3%
France
2.0%
Poland
1.7%
Israel
1.7%
Mexico
1.2%
Sweden
1.0%
Netherlands
1.0%

Value	Value
Netherlands	1.0%
Sweden	1.0%
Mexico	1.2%
Israel	1.7%
Poland	1.7%
France	2.0%
Singapore	2.3%
Italy	2.4%
Spain	2.6%
India	2.8%
Taiwan	3.6%
Japan	4.2%
Brazil	4.4%
Germany	5.1%
Switzerland	5.6%
United Kingdom	7.3%
Canada	10.0%
United States	41.1%

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://avemariafunds.com/reports-forms/reports.html), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Ave Maria World Equity Fund (AVEWX)

TSR-AR 123124-AVEWX

Annual Shareholder Report - December 31, 2024

Ave Maria Focused Fund

(AVEAX)

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about Ave Maria Focused Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://avemariafunds.com/reports-forms/reports.html. You can also request this information by contacting us at (888) 726-9331.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ave Maria Focused Fund	$117	1.11%

How did the Fund perform during the reporting period?

For the year ended December 31, 2024, the Fund had a total return of 11.52%, driven primarily by significant contributions from the Real Estate, Financial and Industrial sectors. The Real Estate sector soared an impressive 180% for the year, driven entirely by its sole holding, Landbridge Co. LLC. The Financial sector rose 13%, driven by strong performance from its three holdings. Meanwhile, the Industrials sector gained 10%, largely fueled by the outstanding performance of GFL Environmental Inc., which climbed nearly 30% for the year.

The largest relative detractors of performance for the year were Materials, Information Technology and Health Care. The Materials sector was down -15%, with two of the three holdings posting negative returns. The Information Technology sector was down -68% due to the only holding in the sector, Cirata PLC. In contrast, the Health Care sector edged up 4%, supported by its lone holding, Chemed, Corp.

The Fund will continue to be managed with a focus on companies that can grow their per-share economic earnings over a long period of time. The Fund privileges companies with durable and forecastable earnings, companies with an economic moat, and companies that generate high returns on invested capital.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Ave Maria Focused Fund - $16,053
S&P 500® Index - $22,344
S&P MidCap 400® Growth Index - $19,368
$25,000
$20,000
$15,000
$10,000
$5,000
$0
May-2020
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024

	Ave Maria Focused Fund	S&P 500® Index	S&P MidCap 400® Growth Index
May-2020	$10,000	$10,000	$10,000
Dec-2020	$12,471	$13,428	$14,756
Dec-2021	$15,958	$17,282	$17,546
Dec-2022	$10,376	$14,152	$14,219
Dec-2023	$14,395	$17,873	$16,706
Dec-2024	$16,053	$22,344	$19,368

Average Annual Total Returns as of 12/31/2024

	1 Year	Since Inception (May 1, 2020)
Ave Maria Focused Fund	11.52%	10.67%
S&P 500® Index	25.02%	18.79%
S&P MidCap 400® Growth Index	15.95%	15.21%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$57,489,704
  Number of Portfolio Holdings17
  Total Expense Ratio1.11%
  Advisory Fee $418,690
  Portfolio turnover (fiscal year)22%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.2%
Money Market Funds	0.8%

Portfolio Managers

Chadd M. Garcia, CFA

Adam P. Gaglio, CFA

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
eDreams ODIGEO S.A.	20.6%
API Group Corporation	18.0%
DigitalBridge Group, Inc.	8.7%
Brookfield Corporation	8.5%
Brookfield Wealth Solutions Ltd.	8.4%
GFL Environmental, Inc.	8.0%
Apollo Global Management, Inc.	6.4%
Secure Energy Services, Inc.	6.2%
Landbridge Company, LLC - Class A	6.1%
SigmaRoc plc	4.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.7%
Technology	0.3%
Money Market Funds	0.8%
Health Care	1.1%
Consumer Discretionary	1.2%
Energy	1.6%
Materials	4.2%
Utilities	6.2%
Real Estate	6.7%
Financials	23.3%
Industrials	26.0%
Communications	29.3%

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://avemariafunds.com/reports-forms/reports.html), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123124-AVEAX

Ave Maria Focused Fund (AVEAX)

Annual Shareholder Report - December 31, 2024

Ave Maria Bond Fund

(AVEFX)

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about Ave Maria Bond Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://avemariafunds.com/reports-forms/reports.html. You can also request this information by contacting us at (888) 726-9931.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ave Maria Bond Fund	$42	0.41%

How did the Fund perform during the reporting period?

For the year ended December 31, 2024, the Fund had a total return of 5.71%. The Fund's exposure to dividend-paying common stocks and high quality, short-duration bonds contributed to its outperformance versus the benchmark during the year. Notable performers included Texas Pacific Land Corp., Truist Financial, Corp., and Coca-Cola Europacific Partners PLC, which increased by 115%, 24%, and 18%, respectively. Performance detractors include the common stocks of United Parcel Service, Inc., and Genuine Parts, Co., which declined by -15% and -13%, respectively. The Fund’s longer-duration bond holdings saw low single-digit declines as interest rates increased.

In a twist of fate, interest rates on longer-dated bonds have increased as the Federal Reserve reduced short-term rates by 1% during the latter half of the year. A stronger-than-expected economy, significant fiscal deficits by the Federal Government and lingering inflation present challenges to further lower short-term interest rates this year.

Corporate bond spreads have continued to narrow near historic lows. Investors should exercise caution when adding credit exposure at this time. This is particularly important for low credit quality bonds, where investors are not being adequately compensated for the additional credit risk.

The Bond Fund will continue to be managed in a conservative manner by keeping bond maturities in the short-to-intermediate range and the credit quality high. Additionally, high-quality, dividend-paying common stocks continue to offer an attractive combination of income and price appreciation potential.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Ave Maria Bond Fund - $14,195
Bloomberg U.S. Aggregate Bond Index - $11,432
Bloomberg U.S. Intermediate Government/Credit Bond Index - $11,847
$15,000
$10,000
$5,000
$0
Dec-2014
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024

	Ave Maria Bond Fund	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Intermediate Government/Credit Bond Index
Dec-2014	$10,000	$10,000	$10,000
Dec-2015	$10,070	$10,055	$10,107
Dec-2016	$10,528	$10,321	$10,317
Dec-2017	$10,966	$10,687	$10,538
Dec-2018	$11,011	$10,688	$10,630
Dec-2019	$11,925	$11,620	$11,353
Dec-2020	$12,592	$12,492	$12,084
Dec-2021	$13,144	$12,299	$11,910
Dec-2022	$12,770	$10,699	$10,929
Dec-2023	$13,428	$11,291	$11,502
Dec-2024	$14,195	$11,432	$11,847

Average Annual Total Returns as of 12/31/2024

	1 Year	5 Years	10 Years
Ave Maria Bond Fund	5.71%	3.55%	3.57%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Bloomberg U.S. Intermediate Government/Credit Bond Index	3.00%	0.86%	1.71%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$676,516,344
  Number of Portfolio Holdings179
  Total Expense Ratio0.41%
  Advisory Fee $1,548,571
  Portfolio turnover (fiscal year)20%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	16.2%
Corporate Bonds	53.4%
Money Market Funds	3.4%
U.S. Government & Agencies	27.0%

Portfolio Managers

Brandon S. Scheitler

George P. Schwartz, CFA

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Coca-Cola Europacific Partners plc	1.7%
Watsco, Inc.	1.7%
Illinois Tool Works, Inc., 2.650%, due 11/15/26	1.5%
U.S. Treasury Notes, 4.625%, due 09/30/30	1.5%
U.S. Treasury Notes, 4.500%, due 11/15/25	1.5%
U.S. Treasury Notes, 1.375%, due 01/31/25	1.5%
U.S. Treasury Notes, 4.125%, due 09/30/27	1.5%
U.S. Treasury Notes, 4.500%, due 11/15/33	1.5%
U.S. Treasury Notes, 4.250%, due 06/30/29	1.5%
U.S. Treasury Notes, 2.875%, due 06/15/25	1.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Health Care	1.0%
Communications	1.4%
Real Estate	1.4%
Materials	2.8%
Money Market	3.4%
Financials	6.2%
Energy	6.3%
Consumer Discretionary	9.1%
Consumer Staples	10.3%
Industrials	14.9%
Technology	15.7%
U.S. Treasury Obligations	26.9%

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://avemariafunds.com/reports-forms/reports.html), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123124-AVEFX

Ave Maria Bond Fund (AVEFX)

Annual Shareholder Report - December 31, 2024

(b)	Not applicable

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 13(a)(1), a copy of registrant’s code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that the registrant has an audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is William A. Morrow. Mr. Morrow is “independent” for purposes of this Item.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $191,600 and $191,600 with respect to the registrant’s fiscal years ended December 31, 2024 and 2023, respectively.

(b)	Audit-Related Fees. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $26,300 and $25,300 with respect to the registrant’s fiscal years ended December 31, 2024 and 2023, respectively. The services comprising these fees are tax consulting and the preparation of the registrant’s federal income and excise tax returns.

(d)	All Other Fees. No fees were billed in either of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1)	The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e)(2)	None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Less than 50% of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	During the fiscal years ended December 31, 2024 and 2023, aggregate non- audit fees of $26,300 and $25,300, respectively, were billed by the registrant’s principal accountant for services rendered to the registrant. During the fiscal years ended December 31, 2024 and 2023, $16,500 and $16,050, respectively, were billed by the registrant’s principal accountant for services rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)	The registrant’s audit committee determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable

(j)	Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

(a) The Registrant(s) schedule(s) of investments is included in the Financial Statements under Item 7 of this form.

(b) Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) To be inserted

Schwartz Value Focused Fund RCMFX

annual financial statements

AND ADDITIONAL INFORMATION

DECEMBER 31, 2024

SCHWARTZ VALUE FOCUSED FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

COMMON STOCKS — 83.3%	Shares	Fair Value
Communications — 3.2%
Telecommunications — 3.2%
DigitalBridge Group, Inc.	150,000	$1,692,000

Consumer Discretionary — 10.0%
Home Construction — 2.1%
Masco Corporation	15,000	1,088,550

Leisure Facilities & Services — 2.8%
Madison Square Garden Sports Corporation *	6,400	1,444,352

Leisure Products — 1.8%
YETI Holdings, Inc. *	25,000	962,750

Retail - Discretionary — 3.3%
Genuine Parts Company	15,000	1,751,400

Energy — 10.7%
Oil & Gas Producers — 7.8%
Devon Energy Corporation	20,000	654,600
Expand Energy Corporation	12,300	1,224,465
Occidental Petroleum Corporation	36,000	1,778,760
Permian Basin Royalty Trust	38,735	429,184
		4,087,009
Oil & Gas Services & Equipment — 2.9%
Schlumberger Ltd.	39,800	1,525,932

Financials — 4.9%
Institutional Financial Services — 2.3%
Intercontinental Exchange, Inc.	8,000	1,192,080

Insurance — 2.6%
Berkshire Hathaway, Inc. - Class A *	2	1,361,840

Industrials — 1.4%
Electrical Equipment — 1.4%
A.O. Smith Corporation	10,600	723,026

Materials — 5.3%
Metals & Mining — 5.3%
Franco-Nevada Corporation	15,200	1,787,368
Pan American Silver Corporation	50,500	1,021,110
		2,808,478

1

SCHWARTZ VALUE FOCUSED FUND
SCHEDULE OF INVESTMENTS
(Continued)

COMMON STOCKS — 83.3% (Continued)	Shares	Fair Value
Real Estate — 37.8%
Multi-Asset Class Owners & Developers — 6.0%
Landbridge Company, LLC - Class A	48,659	$3,143,371

Real Estate Owners & Developers — 31.8%
St. Joe Company (The)	52,600	2,363,318
Texas Pacific Land Corporation	13,000	14,377,480
		16,740,798
Technology — 10.0%
Technology Services — 10.0%
CDW Corporation	10,750	1,870,930
Mastercard, Inc. - Class A	3,750	1,974,638
Moody’s Corporation	3,000	1,420,110
		5,265,678

Total Common Stocks (Cost $24,259,654)		$43,787,264

MONEY MARKET FUNDS — 16.6%	Shares	Fair Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 4.33% (a)	2,279,072	$2,279,072
Federated Hermes Treasury Obligations Fund - Institutional Shares, 4.34% (a)	2,640,548	2,640,548
Federated Hermes U.S. Treasury Cash Reserves Fund - Institutional Shares, 4.32% (a)	2,640,548	2,640,548
Invesco Treasury Portfolio - Institutional Class, 4.38% (a)	1,139,345	1,139,345
Total Money Market Funds (Cost $8,699,513)		$8,699,513

Total Investments at Fair Value — 99.9% (Cost $32,959,167)		$52,486,777

Other Assets in Excess of Liabilities — 0.1%		75,311

Net Assets — 100.0%		$52,562,088

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of December 31, 2024.
See notes to financial statements.

2

SCHWARTZ VALUE FOCUSED FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024

ASSETS
Investments, at fair value (cost of $32,959,167) (Note 1)	$52,486,777
Receivable for capital shares sold	201,815
Dividends receivable	61,999
Other assets	12,984
TOTAL ASSETS	52,763,575

LIABILITIES
Payable for capital shares redeemed	72,790
Payable to Adviser (Note 2)	112,220
Payable to administrator (Note 2)	4,622
Other accrued expenses	11,855
TOTAL LIABILITIES	201,487

NET ASSETS	$52,562,088

NET ASSETS CONSIST OF:
Paid-in capital	$33,034,478
Distributable earnings	19,527,610
NET ASSETS	$52,562,088

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	996,812

Net asset value, offering price and redemption price per share (Note 1)	$52.73

See notes to financial statements.

3

SCHWARTZ VALUE FOCUSED FUND
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2024

INVESTMENT INCOME
Dividends	$697,078
Foreign withholding taxes on dividends	(3,874)
TOTAL INVESTMENT INCOME	693,204

EXPENSES
Investment advisory fees (Note 2)	285,796
Administration, accounting and transfer agent fees (Note 2)	41,781
Registration and filing fees	31,663
Legal fees	31,595
Audit and tax services fees	15,576
Shareholder reporting expenses	9,793
Trustees’ fees and expenses (Note 2)	7,703
Custodian and bank service fees	6,855
Postage and supplies	5,966
Insurance expense	2,231
Compliance service fees (Note 2)	1,693
Other expenses	13,622
TOTAL EXPENSES	454,274
Less fee reductions by the Adviser (Note 2)	(16,460)
Previous investment advisory fee reductions recouped by the Adviser (Note 2)	38,906
NET EXPENSES	476,720

NET INVESTMENT INCOME	216,484

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains from investment transactions	6,677,803
Net change in unrealized appreciation (depreciation) on investments	4,674,466
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	11,352,269

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,568,753

See notes to financial statements.

4

SCHWARTZ VALUE FOCUSED FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2024	Year Ended December 31, 2023
FROM OPERATIONS
Net investment income	$216,484	$201,220
Net realized gains from investment transactions	6,677,803	1,394,285
Net change in unrealized appreciation (depreciation) on investments	4,674,466	(2,658,521)
Net increase (decrease) in net assets resulting from operations	11,568,753	(1,063,016)

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 1)	(6,894,355)	(1,374,652)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	17,460,142	13,333,788
Reinvestment of distributions to shareholders	6,565,207	1,288,235
Payments for shares redeemed	(9,426,152)	(30,668,436)
Net increase (decrease) in net assets from capital share transactions	14,599,197	(16,046,413)

TOTAL INCREASE (DECREASE) IN NET ASSETS	19,273,595	(18,484,081)

NET ASSETS
Beginning of year	33,288,493	51,772,574
End of year	$52,562,088	$33,288,493

SUMMARY OF CAPITAL SHARE ACTIVITY
Shares sold	296,845	297,002
Shares issued in reinvestment of distributions to shareholders	124,695	29,238
Shares redeemed	(185,952)	(714,086)
Net increase (decrease) in shares outstanding	235,588	(387,846)
Shares outstanding, beginning of year	761,224	1,149,070
Shares outstanding, end of year	996,812	761,224

See notes to financial statements.

5

SCHWARTZ VALUE FOCUSED FUND
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Year

	Year Ended Dec. 31, 2024		Year Ended Dec. 31, 2023		Year Ended Dec. 31, 2022	Year Ended Dec. 31, 2021	Year Ended Dec. 31, 2020
Net asset value at beginning of year	$43.73		$45.06		$37.52	$30.54	$28.03

Income from investment operations:
Net investment income	0.25		0.27		0.39	0.12	0.15
Net realized and unrealized gains on investments	16.67		0.27	(a)	7.54	9.39	3.11
Total from investment operations	16.92		0.54		7.93	9.51	3.26

Less distributions from:
Net investment income	(0.25)		(0.27)		(0.39)	(0.12)	(0.15)
Net realized gains on investments	(7.67)		(1.60)		—	(2.41)	(0.60)
Total distributions	(7.92)		(1.87)		(0.39)	(2.53)	(0.75)

Net asset value at end of year	$52.73		$43.73		$45.06	$37.52	$30.54

Total return (b)	38.71%		1.18%		21.15%	31.14%	11.62%

Ratios/Supplementary Data:
Net assets at end of year (000’s)	$52,562		$33,288		$51,773	$23,561	$18,097

Ratio of total expenses to average net assets	1.19	%(c)	1.17	%(c)	1.28%	1.51%	1.71%

Ratio of net expenses to average net assets (d)	1.25%		1.25%		1.25%	1.25%	1.25%

Ratio of net investment income to average net assets (d)	0.57%		0.50%		1.39%	0.28%	0.49%

Portfolio turnover rate	39%		24%		14%	18%	45%

(a)

Represents a balancing figure derived from other amounts in the financial highlights table that captures all other changes affecting net asset value per share. This per share amount does not correlate to the aggregate of the net realized and unrealized losses on the Statement of Operations for the same period.

(b)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	The ratios would have been 1.29% and 1.28%, respectively, if the amounts recouped by the Adviser were included for the years ended December 31, 2024 and 2023.
(d)	Ratio was determined after advisory fee reductions and/or recoupments (Note 2).
See notes to financial statements.

6

SCHWARTZ VALUE FOCUSED FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2024

1. Organization and Significant Accounting Policies

Schwartz Value Focused Fund (the “Fund”) is a non-diversified series of Schwartz Investment Trust (the “Trust”), an open-end management investment company established as an Ohio business trust under a Declaration of Trust dated August 31, 1992. Other series of the Trust are not incorporated in this report. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The investment objective of the Fund is to seek long-term capital appreciation. See the Prospectus for information regarding the principal investment strategies of the Fund.

The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Shares of the Fund are sold at net asset value (“NAV”). To calculate the NAV, the Fund’s assets are valued and totaled, liabilities are subtracted, and the balance is divided by the number of shares outstanding. The offering price and redemption price per share are equal to the NAV per share.

The Fund follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The following is a summary of the Fund’s significant accounting policies used in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Valuation of investments — Securities which are traded on stock exchanges, other than NASDAQ, are valued at the closing sales price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price or, if an Official Closing Price is not available, at the most recently quoted bid price. Securities traded in the over-the-counter market are valued at the last reported sales price or, if there is no reported sale on the valuation date, at the most recently quoted bid price. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Fixed income securities, if any, are generally valued using prices provided by an

7

SCHWARTZ VALUE FOCUSED FUND
NOTES TO FINANCIAL STATEMENTS
(Continued)

independent pricing service. The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining these prices. Investments representing shares of other open-end investment companies are valued at their NAV as reported by such companies. When using quoted prices and when the market for the securities are considered active, the securities will be classified as Level 1 within the fair value hierarchy (see below). Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith by Schwartz Investment Counsel, Inc. (the “Adviser”), as the valuation designee, in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees pursuant to Rule 2a-5 under the 1940 Act, and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that stock over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s NAV calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●    Level 1 – quoted prices in active markets for identical securities

●    Level 2 – other significant observable inputs

●    Level 3 – significant unobservable inputs

U.S. Government & Agencies securities held by the Fund, if any, are classified as Level 2 since the values for such securities are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value

8

SCHWARTZ VALUE FOCUSED FUND
NOTES TO FINANCIAL STATEMENTS
(Continued)

measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the Fund’s investments and the levels assigned to the investments, by security type, as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Common Stocks	$43,787,264	$—	$—	$43,787,264
Money Market Funds	8,699,513	—	—	8,699,513
Total	$52,486,777	$—	$—	$52,486,777

Refer to the Fund’s Schedule of Investments for a listing of the securities by security type, sector and industry type. There were no Level 3 securities or derivative instruments held by or transferred in/out of the Fund as of or during the year ended December 31, 2024.

(b) Income taxes — The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income and 98.2% of its net realized capital gains plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of December 31, 2024:

Federal income tax cost	$32,959,167
Gross unrealized appreciation	$20,312,176
Gross unrealized depreciation	(784,566)
Net unrealized appreciation	19,527,610
Distributable earnings	$19,527,610

For the year ended December 31, 2024, the Fund reclassified $68 of over-distribution against paid-in capital on the Statement of Assets and Liabilities. Such reclassification, the result of permanent differences between the financial statement and income tax reporting requirements, has no effect on the Fund’s net assets or NAV per share.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more-likely-than-not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on federal income tax returns for all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

9

SCHWARTZ VALUE FOCUSED FUND
NOTES TO FINANCIAL STATEMENTS
(Continued)

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the year ended December 31, 2024, the Fund did not incur any interest or penalties.

(c) Investment transactions and investment income — Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income is recognized on the accrual basis. Realized capital gains and losses on investment transactions are determined on the identified cost basis. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s rules and tax rates.

(d) Dividends and distributions — Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid annually in December. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid to shareholders during the years ended December 31, 2024 and 2023 was as follows:

Year Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
December 31, 2024	$221,878	$6,672,477	$6,894,355
December 31, 2023	$201,353	$1,173,299	$1,374,652

(e) Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Common expenses — Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on relative net assets of each series or the nature of the services performed and the relative applicability to each series.

(g) Regulatory update — Tailored Shareholder Reporting for Mutual Funds and Exchange-Traded Funds (“ETFs”) – Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. The Fund has implemented the rule and form requirements, as applicable, and is currently adhering to the requirements.

10

SCHWARTZ VALUE FOCUSED FUND
NOTES TO FINANCIAL STATEMENTS
(Continued)

2. Investment Advisory Agreement and Transactions with Related Parties

The Chairman and President of the Trust is also the Executive Chairman of the Adviser. Certain other officers of the Trust are officers of the Adviser, or of Ultimus Fund Solutions, LLC (“Ultimus”), the administrative, accounting and transfer agent for the Fund, or of Ultimus Fund Distributors, LLC (the “Distributor”), the Fund’s principal underwriter.

Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is responsible for the management of the Fund and provides investment advice along with the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. The Adviser receives from the Fund a quarterly fee at the annual rate of 0.75% per annum of the Fund’s average daily net assets.

The Adviser has contractually agreed to reduce its advisory fees or reimburse a portion of the Fund’s expenses until at least May 1, 2025, so that the ordinary operating expenses of the Fund do not exceed 1.25% per annum of average daily net assets. Accordingly, during the year ended December 31, 2024, the Adviser reduced its investment advisory fees by $16,460.

Any fee reductions or expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided repayment to the Adviser does not cause the ordinary operating expenses of the Fund to exceed 1.25% per annum of average daily net assets. During the year ended December 31, 2024, the Fund recouped $38,906 of prior years’ investment advisory fee reductions. As of December 31, 2024, the Adviser may seek recoupment of investment advisory fee reductions totaling $63,028 no later than the dates stated below:

December 31, 2025	$36,210
December 31, 2026	10,358
December 31, 2027	16,460
Total	$63,028

The Chief Compliance Officer of the Trust (the “CCO”) is an employee of the Adviser. The Trust pays the Adviser a fee for providing CCO services, of which the Fund pays its proportionate share along with the other series of the Trust. In addition, the Trust reimburses the Adviser for out-of-pocket expenses incurred, if any, for providing these services.

Pursuant to a Mutual Fund Services Agreement between the Trust and Ultimus, Ultimus supplies regulatory and compliance services, calculates the daily NAV per share, maintains the financial books and records of the Fund, maintains the records of each shareholder’s account, and processes purchases and redemptions of the Fund’s shares. For these services Ultimus receives fees computed as a percentage of the average daily net assets of the Fund, subject to a minimum monthly fee.

Pursuant to a Distribution Agreement between the Trust and the Distributor, the Distributor serves as the Fund’s exclusive agent for the distribution of its shares. The Distributor is an affiliate of Ultimus.

11

SCHWARTZ VALUE FOCUSED FUND
NOTES TO FINANCIAL STATEMENTS
(Continued)

Trustees and officers affiliated with the Adviser or Ultimus are not compensated by the Trust for their services. Each Trustee who is not an affiliated person of the Adviser or Ultimus (“Independent Trustee”) receives from the Trust an annual retainer of $67,000 (except that such fee is $78,000 for the Lead Independent Trustee/Chairman of the Governance Committee and $73,500 for the Chairman of the Audit Committee), payable quarterly; a fee of $6,500 for attendance at each meeting of the Board of Trustees; plus reimbursement of travel and other expenses incurred in attending meetings. Trustee Emeritus, if any, receives one-half of both the annual retainer and fee for attendance at each meeting; plus reimbursement of travel and other expenses incurred in attending meetings. The Fund paid its proportionate share of the Independent Trustees’ fees and expenses along with the other series of the Trust.

Effective January 1, 2025, each Independent Trustee will receive from the Trust an annual retainer of $70,000 (except that such fee will be $82,000 for the Lead Independent Trustee/Chairman of the Governance Committee and $80,500 for the Chairman of the Audit Committee), payable quarterly; a fee of $7,000 for attendance at each meeting of the Board of Trustees; plus reimbursement of travel and other expenses incurred in attending meetings. The Fund will pay its proportionate share of the Independent Trustees’ fees and expenses along with the other series of the Trust.

3. Investment Transactions

During the year ended December 31, 2024, cost of purchases and proceeds from sales and maturities of investment securities, excluding short-term investments and U.S. government securities, amounted to $13,708,744 and $14,472,249, respectively.

4. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

5. Sector Risk

If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of December 31, 2024, the Fund had 37.8% of the value of its net assets invested in

12

SCHWARTZ VALUE FOCUSED FUND
NOTES TO FINANCIAL STATEMENTS
(Continued)

common stocks within the real estate sector. The Fund had 27.3% of the value of its net assets invested in Texas Pacific Land Corporation (“TPL”) within the real estate sector. The financial statements for TPL can be found at www.sec.gov.

6. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events, except for the following:

Change in Control

The founder and principal of the Adviser plans to transfer all of his ownership interest in the Adviser to his family members (the “Transaction”). The closing of the Transaction (the “Closing”), anticipated to take place near the end of the second quarter of 2025, will result in a change in control of the Adviser. Consistent with the requirements of the 1940 Act, the Investment Advisory Agreement (the “Present Advisory Agreement”) between the Adviser and the Fund contains a provision that the Present Advisory Agreement will terminate automatically in the event of its “assignment” (as defined in the 1940 Act). As noted above, the Transaction will result in a change in control of the Adviser effective as of the Closing and will be deemed an assignment of the Present Advisory Agreement and result in the automatic termination of the Present Advisory Agreement.

At its in-person meeting on February 12, 2025, the Board of Trustees, including the Trustees who are not “interested persons” of the Fund or the Adviser within the meaning of the 1940 Act (the “Independent Trustees”), approved a new investment advisory agreement between the Adviser and the Fund (the “New Advisory Agreement”). The New Advisory Agreement needs to be approved by shareholders of the Fund at a special meeting of shareholders. Except for the effective and termination dates and the initial term, the terms and conditions of the New Advisory Agreement is substantially similar to the Present Advisory Agreement, including the rate of the investment advisory fee for the Fund. Upon approval of the New Advisory Agreement, the Adviser will enter into a new Expense Limitation Agreement for the Fund that is substantially the same as under the current Expense Limitation Agreement. The new Expense Limitation Agreement will continue for one year after the Closing.

Other than the change in the ownership structure of the Adviser, the operations of the Adviser will stay the same and the same personnel of the Adviser who currently provide investment advisory services to the Fund will continue to do so upon approval of the New Advisory Agreement.

13

SCHWARTZ VALUE FOCUSED FUND
NOTES TO FINANCIAL STATEMENTS
(Continued)

Fund Name Change and Investment Policy Change

Effective on or around April 28, 2025, the name of the Fund will change to the “Ave Maria Value Focused Fund” and the Fund will be managed using a morally responsible investment process that is designed to avoid investments in companies believed to offer products or services or engage in practices that are contrary to the core values and teachings of the Roman Catholic Church. The Fund will continue to apply its current investment strategy of investing at least 80% of its net assets, including the amount of any borrowings for investment purposes, in equity securities (the “80% Policy”), but that 80% Policy will include the requirement that at least 80% of the Fund’s net assets will be invested in the equity securities of companies that meet the Fund’s religious criteria. The revised 80% Policy is not expected to significantly alter the Fund’s portfolio composition or investment management process.

14

SCHWARTZ VALUE FOCUSED FUND
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of Schwartz Investment Trust:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Schwartz Value Focused Fund, one of the series constituting the Schwartz Investment Trust (the “Fund”), as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed

15

SCHWARTZ VALUE FOCUSED FUND
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM (Continued)

other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Chicago, Illinois

February 21, 2025

We have served as the auditor of one or more Schwartz Investment Trust investment companies since 1993.

16

SCHWARTZ VALUE FOCUSED FUND
ADDITIONAL INFORMATION
(Unaudited)

Changes in Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Renumeration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

FEDERAL TAX INFORMATION (Unaudited)

For the year ended December 31, 2024, the Fund designated $6,672,431 as long-term capital gain distributions.

Qualified Dividend Income – The Fund designates 100% of its ordinary income dividends, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate.

Dividends Received Deduction – Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distributions that qualifies under tax law. For the fiscal year ended December 31, 2024, 100% of ordinary income dividends qualified for the corporate dividends received deduction.

17

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Schwartz Value Focused Fund
series of Schwartz Investment Trust
801 W. Ann Arbor Trail, Suite 244
Plymouth, Michigan 48170

www.schwartzvaluefocusedfund.com

Board of Trustees
George P. Schwartz, CFA, Chairman
Donald J. Dawson, Jr., Lead Independent Trustee
John J. McHale, Jr.
Edward J. Miller
William A. Morrow

Executive Officers
George P. Schwartz, CFA, President
Robert C. Schwartz, V.P./Secretary
Timothy S. Schwartz, CFA, Treasurer
Cathy M. Stoner, CPA, IACCP, Chief Compliance Officer

5060 Annunciation Circle, Suite 101
Ave Maria, Florida 34142

Distributor
ULTIMUS FUND DISTRIBUTORS, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

Custodian
US BANK, N.A.
425 Walnut Street
Cincinnati, Ohio 45202

Administrator
ULTIMUS FUND SOLUTIONS, LLC
P.O. Box 46707
Cincinnati, Ohio 45246

Independent Registered
Public Accounting Firm
DELOITTE & TOUCHE LLP
111 S. Wacker Drive
Chicago, Illinois 60606

Legal Counsel
SULLIVAN & WORCESTER LLP
1666 K Street, NW, Suite 700
Washington, DC 20006

AVE MARIA
MUTUAL FUNDS

Annual Financial Statements

AND ADDITIONAL INFORMATION

December 31, 2024

Ave Maria Value Fund

Ave Maria Growth Fund

Ave Maria Rising Dividend Fund

Ave Maria World Equity Fund

Ave Maria Focused Fund

Ave Maria Bond Fund

SCHWARTZ INVESTMENT TRUST

AVE MARIA MUTUAL FUNDS
TABLE OF CONTENTS

Schedule of Investments
Ave Maria Value Fund	1
Ave Maria Growth Fund	4
Ave Maria Rising Dividend Fund	7
Ave Maria World Equity Fund	10
Summary of Common Stocks by Country	14
Ave Maria Focused Fund	15
Ave Maria Bond Fund	17
Statements of Assets and Liabilities	24
Statements of Operations	26
Statements of Changes in Net Assets
Ave Maria Value Fund	30
Ave Maria Growth Fund	31
Ave Maria Rising Dividend Fund	32
Ave Maria World Equity Fund	33
Ave Maria Focused Fund	34
Ave Maria Bond Fund	35
Financial Highlights
Ave Maria Value Fund	36
Ave Maria Growth Fund	37
Ave Maria Rising Dividend Fund	38
Ave Maria World Equity Fund	39
Ave Maria Focused Fund	40
Ave Maria Bond Fund	41
Notes to Financial Statements	42
Report of Independent Registered Public Accounting Firm	56
Additional Information	58
Federal Tax Information	59

This report is for the information of the shareholders of the Ave Maria Mutual Funds. To obtain a copy of the prospectus, please visit our website at www.avemariafunds.com or call 1-888-726-9331 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Ave Maria Mutual Funds are distributed by Ultimus Fund Distributors, LLC.

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data, current to the most recent month end, is available at the Ave Maria Mutual Funds’ website at www.avemariafunds.com or by calling 1-888-726-9331.

Ave Maria Value Fund

SCHEDULE OF INVESTMENTS

December 31, 2024

COMMON STOCKS — 93.8%	Shares	Fair Value
Communications — 1.4%
Internet Media & Services — 1.4%
VeriSign, Inc. *	30,200	$6,250,192

Consumer Discretionary — 5.5%
Automotive — 0.7%
XPEL, Inc. *	82,000	3,275,080

Leisure Products — 2.4%
YETI Holdings, Inc. *	275,000	10,590,250

Retail - Discretionary — 2.4%
Winmark Corporation	26,600	10,455,662

Consumer Staples — 2.2%
Food — 2.2%
Simply Good Foods Company (The) *	256,500	9,998,370

Energy — 11.5%
Oil & Gas Producers — 9.0%
Expand Energy Corporation	145,500	14,484,525
Occidental Petroleum Corporation	241,000	11,907,810
Permian Basin Royalty Trust	1,246,474	13,810,932
		40,203,267
Oil & Gas Services & Equipment — 2.5%
Schlumberger Ltd.	294,000	11,271,960

Financials — 11.0%
Banking — 4.6%
Hingham Institution For Savings (The)	81,087	20,607,450

Institutional Financial Services — 2.6%
Intercontinental Exchange, Inc.	77,000	11,473,770

Insurance — 3.8%
Brown & Brown, Inc.	167,150	17,052,643

Health Care — 11.7%
Health Care Facilities & Services — 2.2%
Chemed Corporation	18,300	9,695,340

AVE MARIA VALUE FUND
SCHEDULE OF INVESTMENTS
(Continued)

COMMON STOCKS — 93.8% (Continued)	Shares	Fair Value
Health Care — 11.7% (Continued)
Medical Equipment & Devices — 9.5%
Alcon, Inc.	110,000	$9,337,900
Haemonetics Corporation *	151,000	11,790,080
Mirion Technologies, Inc. *	1,220,000	21,289,000
		42,416,980
Industrials — 12.7%
Aerospace & Defense — 1.7%
HEICO Corporation - Class A	40,000	7,443,200

Electrical Equipment — 5.7%
A.O. Smith Corporation	113,000	7,707,730
Allegion plc	76,000	9,931,680
Otis Worldwide Corporation	85,000	7,871,850
		25,511,260
Industrial Intermediate Products — 3.9%
Armstrong World Industries, Inc.	78,000	11,023,740
Distribution Solutions Group, Inc. *	186,892	6,429,085
		17,452,825
Industrial Support Services — 1.4%
U-Haul Holding Company	97,200	6,225,660

Materials — 7.1%
Chemicals — 1.6%
Valvoline, Inc. *	200,000	7,236,000

Metals & Mining — 5.5%
Franco-Nevada Corporation	100,000	11,759,000
Wheaton Precious Metals Corporation	225,000	12,654,000
		24,413,000
Real Estate — 23.1%
Multi-Asset Class Owners & Developers — 4.4%
Landbridge Company, LLC - Class A	305,295	19,722,057

Real Estate Owners & Developers — 18.7%
St. Joe Company (The)	215,800	9,695,894
Texas Pacific Land Corporation	66,500	73,546,340
		83,242,234

AVE MARIA VALUE FUND
SCHEDULE OF INVESTMENTS
(Continued)

COMMON STOCKS — 93.8% (Continued)	Shares	Fair Value
Technology — 7.6%
Technology Services — 7.6%
CDW Corporation	81,250	$14,140,750
Jack Henry & Associates, Inc.	45,000	7,888,500
TD SYNNEX Corporation	102,500	12,021,200
		34,050,450

Total Common Stocks (Cost $272,395,378)		$418,587,650

MONEY MARKET FUNDS — 6.3%	Shares	Fair Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 4.33% (a)	22,407,117	$22,407,117
Federated Hermes Treasury Obligations Fund - Institutional Shares, 4.34% (a)	5,604,860	5,604,860
Total Money Market Funds (Cost $28,011,977)		$28,011,977

Total Investments at Fair Value — 100.1% (Cost $300,407,355)		$446,599,627

Liabilities in Excess of Other Assets — (0.1%)		(394,830)

Net Assets — 100.0%		$446,204,797

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of December 31, 2024.
See notes to financial statements.

Ave Maria Growth Fund

SCHEDULE OF INVESTMENTS

December 31, 2024

COMMON STOCKS — 96.4%	Shares	Fair Value
Consumer Discretionary — 18.3%
Automotive — 1.7%
XPEL, Inc. *	455,000	$18,172,700

Leisure Facilities & Services — 2.0%
Atlanta Braves Holdings, Inc. - Series C *	542,264	20,747,021

Retail - Discretionary — 8.6%
Lowe’s Companies, Inc.	131,000	32,330,800
O’Reilly Automotive, Inc. *	51,000	60,475,800
		92,806,600
Wholesale - Discretionary — 6.0%
Copart, Inc. *	1,130,000	64,850,700

Consumer Staples — 1.4%
Food — 1.4%
McCormick & Company, Inc.	200,000	15,248,000

Energy — 2.0%
Oil & Gas Producers — 2.0%
Expand Energy Corporation	220,000	21,901,000

Financials — 1.2%
Asset Management — 1.2%
Brookfield Asset Management Ltd. - Class A	230,000	12,463,700

Health Care — 5.2%
Health Care Facilities & Services — 5.2%
Chemed Corporation	29,000	15,364,200
IQVIA Holdings, Inc. *	207,000	40,677,570
		56,041,770
Industrials — 11.3%
Aerospace & Defense — 4.8%
HEICO Corporation - Class A	278,590	51,840,027

Commercial Support Services — 6.0%
API Group Corporation *	1,795,000	64,566,150

Industrial Support Services — 0.5%
Watsco, Inc.	12,000	5,686,680

Materials — 4.4%
Chemicals — 0.5%
Valvoline, Inc. *	150,000	5,427,000

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS
(Continued)

COMMON STOCKS — 96.4% (Continued)	Shares	Fair Value
Materials — 4.4% (Continued)
Containers & Packaging — 3.9%
AptarGroup, Inc.	270,000	$42,417,000

Real Estate — 3.4%
Real Estate Owners & Developers — 0.6%
Texas Pacific Land Corporation	6,000	6,635,760

REITs — 2.8%
SBA Communications Corporation - Class A	149,000	30,366,200

Technology — 49.2%
Semiconductors — 20.5%
Alphawave IP Group plc *	2,800,000	2,947,436
NVIDIA Corporation	620,000	83,259,800
Silicon Laboratories, Inc. *	230,000	28,570,600
Silicon Motion Technology Corporation - ADR	190,000	10,269,500
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	255,000	50,359,950
Texas Instruments, Inc.	240,000	45,002,400
		220,409,686
Software — 9.9%
ANSYS, Inc. *	80,000	26,986,400
BlackLine, Inc. *	480,000	29,164,800
Roper Technologies, Inc.	96,500	50,165,525
		106,316,725
Technology Services — 18.8%
Accenture plc - Class A - ADR	119,000	41,863,010
Broadridge Financial Solutions, Inc.	97,000	21,930,730
Mastercard, Inc. - Class A	142,000	74,772,940
Moody’s Corporation	35,000	16,567,950
S&P Global, Inc.	96,000	47,810,880
		202,945,510

Total Common Stocks (Cost $566,409,676)		$1,038,842,229

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS
(Continued)

MONEY MARKET FUNDS — 3.8%	Shares	Fair Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 4.33% (a)	41,341,596	$41,341,596
Federated Hermes Treasury Obligations Fund - Institutional Shares, 4.34% (a)	74,290	74,290
Total Money Market Funds (Cost $41,415,886)		$41,415,886

Total Investments at Fair Value — 100.2% (Cost $607,825,562)		$1,080,258,115

Liabilities in Excess of Other Assets — (0.2%)		(2,595,469)

Net Assets — 100.0%		$1,077,662,646

ADR - American Depositary Receipt.
*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of December 31, 2024.
See notes to financial statements.

Ave Maria Rising Dividend Fund

SCHEDULE OF INVESTMENTS

December 31, 2024

COMMON STOCKS — 95.2%	Shares	Fair Value
Communications — 1.8%
Internet Media & Services — 1.8%
Booking Holdings, Inc.	4,000	$19,873,680

Consumer Discretionary — 11.0%
Home & Office Products — 0.3%
SharkNinja, Inc. *	40,000	3,894,400

Retail - Discretionary — 10.7%
Genuine Parts Company	250,000	29,190,000
Lowe’s Companies, Inc.	135,000	33,318,000
TJX Companies, Inc. (The)	260,000	31,410,600
Tractor Supply Company	397,500	21,091,350
		115,009,950
Consumer Staples — 2.7%
Beverages — 2.7%
Coca-Cola Europacific Partners plc	375,000	28,803,750

Energy — 6.2%
Oil & Gas Producers — 6.2%
Chevron Corporation	200,000	28,968,000
Diamondback Energy, Inc.	230,000	37,680,900
		66,648,900
Financials — 14.2%
Asset Management — 1.4%
Brookfield Corporation	250,000	14,362,500

Banking — 2.4%
Truist Financial Corporation	600,000	26,028,000

Insurance — 7.8%
Brown & Brown, Inc.	352,000	35,911,040
Chubb Ltd.	175,000	48,352,500
		84,263,540
Specialty Finance — 2.6%
Fidelity National Financial, Inc.	500,000	28,070,000

Health Care — 4.8%
Health Care Facilities & Services — 4.8%
Chemed Corporation	70,000	37,086,000
Quest Diagnostics, Inc.	95,000	14,331,700
		51,417,700

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS
(Continued)

COMMON STOCKS — 95.2% (Continued)	Shares	Fair Value
Industrials — 14.7%
Aerospace & Defense — 7.6%
HEICO Corporation - Class A	137,120	$25,515,290
L3Harris Technologies, Inc.	115,500	24,287,340
Lockheed Martin Corporation	65,000	31,586,100
		81,388,730
Commercial Support Services — 1.4%
Rentokil Initial plc	3,077,000	15,360,036

Electrical Equipment — 1.6%
A.O. Smith Corporation	250,000	17,052,500

Industrial Support Services — 4.1%
Fastenal Company	450,000	32,359,500
Watsco, Inc.	25,000	11,847,250
		44,206,750
Materials — 3.1%
Construction Materials — 3.1%
Carlisle Companies, Inc.	90,000	33,195,600

Real Estate — 7.7%
Real Estate Owners & Developers — 5.6%
Texas Pacific Land Corporation	55,000	60,827,800

REITs — 2.1%
SBA Communications Corporation - Class A	110,000	22,418,000

Technology — 29.0%
Semiconductors — 3.5%
Texas Instruments, Inc.	200,000	37,502,000

Software — 4.1%
ANSYS, Inc. *	70,000	23,613,100
Roper Technologies, Inc.	41,000	21,313,850
		44,926,950

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS
(Continued)

COMMON STOCKS — 95.2% (Continued)	Shares	Fair Value
Technology — 29.0% (Continued)
Technology Services — 21.4%
Accenture plc - Class A - ADR	121,500	$42,742,485
Broadridge Financial Solutions, Inc.	150,000	33,913,500
CDW Corporation	70,000	12,182,800
Jack Henry & Associates, Inc.	165,000	28,924,500
Mastercard, Inc. - Class A	85,000	44,758,450
Moody’s Corporation	80,000	37,869,600
S&P Global, Inc.	60,000	29,881,800
		230,273,135

Total Common Stocks (Cost $632,730,625)		$1,025,523,921

MONEY MARKET FUNDS — 5.0%	Shares	Fair Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 4.33% (a) (Cost $53,419,593)	53,419,593	$53,419,593

Total Investments at Fair Value — 100.2% (Cost $686,150,218)		$1,078,943,514

Liabilities in Excess of Other Assets — (0.2%)		(1,796,050)

Net Assets — 100.0%		$1,077,147,464

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of December 31, 2024.
See notes to financial statements.

Ave Maria World Equity Fund

SCHEDULE OF INVESTMENTS

December 31, 2024

COMMON STOCKS — 97.5%	Shares	Fair Value
Communications — 4.3%
Entertainment Content — 1.7%
Nintendo Company Ltd.	34,700	$2,020,939

Internet Media & Services — 2.6%
eDreams ODIGEO S.A. *	329,450	2,969,863

Consumer Discretionary — 12.2%
Home & Office Products — 4.2%
SharkNinja, Inc. *	50,700	4,936,152

Leisure Facilities & Services — 3.5%
Alsea S.A.B. de C.V.	685,920	1,434,031
Greggs plc	47,400	1,653,350
Lucky Strike Entertainment Corporation - Class A	94,400	944,944
		4,032,325
Leisure Products — 1.0%
MIPS AB	27,800	1,177,722

Retail - Discretionary — 3.5%
Auto Partner S.A.	421,719	2,022,535
B & M European Value Retail S.A.	444,000	2,035,895
		4,058,430
Consumer Staples — 3.5%
Beverages — 2.0%
Coca-Cola Europacific Partners plc	30,300	2,327,343

Food — 1.5%
Simply Good Foods Company (The) *	46,400	1,808,672

Energy — 7.4%
Oil & Gas Producers — 7.4%
Canadian Natural Resources Ltd.	79,800	2,464,029
ConocoPhillips	18,800	1,864,396
Diamondback Energy, Inc.	15,100	2,473,833
Exxon Mobil Corporation	16,857	1,813,307
		8,615,565
Financials — 11.5%
Asset Management — 1.6%
Partners Group Holding AG	1,410	1,915,869

AVE MARIA WORLD EQUITY FUND
SCHEDULE OF INVESTMENTS
(Continued)

COMMON STOCKS — 97.5%	Shares	Fair Value
Financials — 11.5% (Continued)
Banking — 2.8%
HDFC Bank Ltd. - ADR	50,050	$3,196,193

Institutional Financial Services — 1.6%
Nu Holdings Ltd. - Class A *	174,500	1,807,820

Insurance — 5.5%
Chubb Ltd.	8,750	2,417,625
F&G Annuities & Life, Inc.	96,384	3,994,153
		6,411,778
Health Care — 7.2%
Health Care Facilities & Services — 1.0%
IQVIA Holdings, Inc. *	6,290	1,236,048

Medical Equipment & Devices — 6.2%
Alcon, Inc.	25,500	2,164,695
Mirion Technologies, Inc. *	129,300	2,256,285
Stevanato Group S.p.A.	126,281	2,751,663
		7,172,643
Industrials — 22.6%
Aerospace & Defense — 1.1%
Howmet Aerospace, Inc.	11,500	1,257,755

Commercial Services — 2.3%
Karooooo Ltd.	60,566	2,734,555

Commercial Support Services — 6.9%
Edenred SE	70,500	2,318,457
Franchise Brands plc	484,063	963,617
GFL Environmental, Inc.	106,300	4,734,602
		8,016,676
Diversified Industrials — 4.5%
Eaton Corporation plc	15,700	5,210,359

Electrical Equipment — 4.7%
Hammond Power Solutions, Inc. - Class A	34,000	3,029,103
TE Connectivity plc	17,550	2,509,124
		5,538,227
Engineering & Construction — 1.4%
Comfort Systems USA, Inc.	3,800	1,611,428

AVE MARIA WORLD EQUITY FUND
SCHEDULE OF INVESTMENTS
(Continued)

COMMON STOCKS — 97.5% (Continued)	Shares	Fair Value
Industrials — 22.6% (Continued)
Machinery — 1.7%
ITOCHU Corporation	29,700	$1,460,442
Nidec Corporation	28,400	510,098
		1,970,540
Materials — 2.1%
Chemicals — 0.8%
Shin-Etsu Chemical Company Ltd.	28,400	935,391

Construction Materials — 1.3%
SigmaRoc plc *	1,642,239	1,480,383

Real Estate — 1.2%
Real Estate Services — 1.2%
FirstService Corporation	7,500	1,357,650

Technology — 24.5%
IT Services — 1.9%
StoneCo Ltd. - Class A *	276,200	2,201,314

Semiconductors — 5.5%
ASML Holding N.V.	1,700	1,191,098
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	21,000	4,147,290
Texas Instruments, Inc.	5,700	1,068,807
		6,407,195
Software — 6.9%
SAP SE	24,400	6,003,581
Sapiens International Corporation N.V.	74,052	1,989,777
		7,993,358
Technology Services — 10.2%
Accenture plc - Class A - ADR	9,900	3,482,721
Mastercard, Inc. - Class A	10,000	5,265,700
S&P Global, Inc.	6,400	3,187,392
		11,935,813
Utilities — 1.0%
Gas & Water Utilities — 1.0%
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	81,000	1,160,730

Total Common Stocks (Cost $79,655,136)		$113,498,736

AVE MARIA WORLD EQUITY FUND
SCHEDULE OF INVESTMENTS
(Continued)

MONEY MARKET FUNDS — 2.6%	Shares	Fair Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 4.33% (a) (Cost $2,986,015)	2,986,015	$2,986,015

Total Investments at Fair Value — 100.1% (Cost $82,641,151)		$116,484,751

Liabilities in Excess of Other Assets — (0.1%)		(100,262)

Net Assets — 100.0%		$116,384,489

ADR - American Depositary Receipt.
*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of December 31, 2024.
See notes to financial statements.

AVE MARIA WORLD EQUITY FUND

Summary of Common Stocks by Country

December 31, 2024

Country	Value	% of Net Assets
United States **	$44,921,076	38.6%
Canada	11,585,384	10.0%
United Kingdom	8,460,588	7.3%
Switzerland	6,498,189	5.6%
Germany	6,003,581	5.1%
Brazil	5,169,864	4.4%
Japan	4,926,870	4.2%
Taiwan	4,147,290	3.6%
India	3,196,193	2.8%
Spain	2,969,863	2.6%
Italy	2,751,663	2.4%
Singapore	2,734,555	2.3%
France	2,318,457	2.0%
Poland	2,022,535	1.7%
Israel	1,989,777	1.7%
Mexico	1,434,031	1.2%
Netherlands	1,191,098	1.0%
Sweden	1,177,722	1.0%
Total	$113,498,736	97.5%

**

Includes any company deemed to be a “non-U.S. company” as defined in the Fund’s Prospectus. According to the Fund’s Prospectus, a “non-U.S. company” is one that is headquartered outside of the United States or has 50% of its revenues or operations outside of the United States during its most recent fiscal year, at the time of purchase.

See notes to financial statements.

Ave Maria Focused Fund

SCHEDULE OF INVESTMENTS

December 31, 2024

COMMON STOCKS — 99.9%	Shares	Fair Value
Communications — 29.3%
Internet Media & Services — 20.6%
eDreams ODIGEO S.A. *	1,313,620	$11,841,772

Telecommunications — 8.7%
DigitalBridge Group, Inc.	441,341	4,978,326

Consumer Discretionary — 1.2%
Apparel & Textile Products — 1.2%
Hermes International SCA	284	681,627

Energy — 1.6%
Oil & Gas Producers — 1.6%
Permian Basin Royalty Trust	47,193	522,898
PrairieSky Royalty Ltd.	20,474	399,284
		922,182
Financials — 23.3%
Asset Management — 23.3%
Apollo Global Management, Inc.	22,281	3,679,930
Brookfield Corporation	84,720	4,867,164
Brookfield Wealth Solutions Ltd. *	84,720	4,866,317
		13,413,411
Health Care — 1.1%
Health Care Facilities & Services — 1.1%
Chemed Corporation	1,173	621,455

Industrials — 26.0%
Commercial Support Services — 26.0%
API Group Corporation *	288,209	10,366,878
GFL Environmental, Inc.	103,422	4,606,416
		14,973,294
Materials — 4.2%
Construction Materials — 4.2%
SigmaRoc plc *	2,704,477	2,437,930

Real Estate — 6.7%
Multi-Asset Class Owners & Developers — 6.1%
Landbridge Company, LLC - Class A	54,214	3,502,224

Real Estate Owners & Developers — 0.6%
Texas Pacific Land Corporation	326	360,543

AVE MARIA FOCUSED FUND

SCHEDULE OF INVESTMENTS

(Continued)

COMMON STOCKS — 99.9% (Continued)	Shares	Fair Value
Technology — 0.3%
Software — 0.3%
Cirata plc *	617,700	$178,453

Utilities — 6.2%
Gas & Water Utilities — 6.2%
Secure Energy Services, Inc.	314,511	3,558,050

Total Common Stocks (Cost $42,121,651)		$57,469,267

MONEY MARKET FUNDS — 0.8%	Shares	Fair Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 4.33% (a) (Cost $441,428)	441,428	$441,428

Total Investments at Fair Value — 100.7% (Cost $42,563,079)		$57,910,695

Liabilities in Excess of Other Assets — (0.7%)		(420,991)

Net Assets — 100.0%		$57,489,704

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of December 31, 2024.
See notes to financial statements.

Ave Maria Bond Fund

SCHEDULE OF INVESTMENTS

December 31, 2024

U.S. GOVERNMENT & AGENCIES — 26.9%	Par Value	Fair Value
U.S. Treasury Inflation-Protected Notes — 6.6% (a)
2.375%, due 01/15/25	$5,023,740	$5,020,766
0.625%, due 01/15/26	6,642,200	6,550,437
2.000%, due 01/15/26	4,771,110	4,771,180
0.125%, due 04/15/26	6,018,150	5,873,392
0.375%, due 01/15/27	5,096,247	4,940,949
0.375%, due 07/15/27	8,387,535	8,093,632
0.500%, due 01/15/28	6,398,400	6,116,147
0.750%, due 07/15/28	3,143,750	3,019,312
		44,385,815
U.S. Treasury Notes — 20.3%
1.375%, due 01/31/25	10,000,000	9,976,453
2.875%, due 06/15/25	10,000,000	9,939,609
4.500%, due 11/15/25	10,000,000	10,018,516
4.125%, due 09/30/27	10,000,000	9,959,375
4.000%, due 02/29/28	10,000,000	9,907,813
1.250%, due 09/30/28	10,000,000	8,935,938
3.250%, due 06/30/29	10,000,000	9,541,016
4.250%, due 06/30/29	10,000,000	9,943,359
4.000%, due 10/31/29	10,000,000	9,830,469
4.000%, due 02/28/30	10,000,000	9,813,672
3.750%, due 05/31/30	10,000,000	9,677,734
4.625%, due 09/30/30	10,000,000	10,091,797
4.125%, due 07/31/31	10,000,000	9,800,000
4.500%, due 11/15/33	10,000,000	9,956,250
		137,392,001
Total U.S. Government & Agencies (Cost $186,102,766)		$181,777,816

CORPORATE BONDS — 53.1%	Par Value	Fair Value
Communications — 1.4%
Electronic Arts, Inc., 4.800%, due 03/01/26	$5,500,000	$5,501,020
Electronic Arts, Inc., 1.850%, due 02/15/31	4,880,000	4,053,217
		9,554,237
Consumer Discretionary — 7.8%
Genuine Parts Company, 1.875%, due 11/01/30	2,429,000	2,029,060
Genuine Parts Company, 6.875%, due 11/01/33	900,000	986,549
Lowe’s Companies, Inc., 3.375%, due 09/15/25	1,500,000	1,485,822
Lowe’s Companies, Inc., 2.500%, due 04/15/26	3,000,000	2,923,324
Lowe’s Companies, Inc., 3.100%, due 05/03/27	9,050,000	8,748,052
Lowe’s Companies, Inc., 1.300%, due 04/15/28	400,000	357,505
Lowe’s Companies, Inc., 1.700%, due 10/15/30	925,000	773,803
Lowe’s Companies, Inc., 3.750%, due 04/01/32	4,000,000	3,664,413

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS
(Continued)

CORPORATE BONDS — 53.1% (Continued)	Par Value	Fair Value
Consumer Discretionary — 7.8% (Continued)
O’Reilly Automotive, Inc., 3.900%, due 06/01/29	$2,767,000	$2,652,435
O’Reilly Automotive, Inc., 4.200%, due 04/01/30	400,000	384,497
O’Reilly Automotive, Inc., 4.700%, due 06/15/32	7,850,000	7,596,199
Ross Stores, Inc., 0.875%, due 04/15/26	5,255,000	5,003,614
Ross Stores, Inc., 4.700%, due 04/15/27	1,300,000	1,281,789
Ross Stores, Inc., 1.875%, due 04/15/31	615,000	507,484
TJX Companies, Inc. (The), 2.250%, due 09/15/26	3,226,000	3,109,359
TJX Companies, Inc. (The), 1.150%, due 05/15/28	3,276,000	2,922,796
TJX Companies, Inc. (The), 3.875%, due 04/15/30	2,902,000	2,763,557
TJX Companies, Inc. (The), 1.600%, due 05/15/31	5,263,000	4,305,691
Tractor Supply Company, 5.250%, due 05/15/33	1,400,000	1,400,086
		52,896,035
Consumer Staples — 8.6%
Coca-Cola Company (The), 1.450%, due 06/01/27	5,452,000	5,089,463
Coca-Cola Company (The), 2.125%, due 09/06/29	1,550,000	1,388,923
Coca-Cola Company (The), 2.000%, due 03/05/31	1,250,000	1,065,687
Coca-Cola Company (The), 2.250%, due 01/05/32	450,000	383,361
Colgate-Palmolive Company, 3.100%, due 08/15/27	5,000,000	4,837,098
Colgate-Palmolive Company, 3.250%, due 08/15/32	2,750,000	2,472,144
Colgate-Palmolive Company, 4.600%, due 03/01/33	2,720,000	2,682,599
Hershey Company (The), 0.900%, due 06/01/25	7,450,000	7,332,059
Hershey Company (The), 3.200%, due 08/21/25	645,000	639,169
Hershey Company (The), 2.300%, due 08/15/26	2,000,000	1,933,427
Hershey Company (The), 4.250%, due 05/04/28	1,350,000	1,337,110
Hershey Company (The), 2.450%, due 11/15/29	4,875,000	4,395,637
Hormel Foods Corporation, 1.700%, due 06/03/28	1,850,000	1,676,365
Hormel Foods Corporation, 1.800%, due 06/11/30	4,600,000	3,927,761
J.M. Smucker Company (The), 3.375%, due 12/15/27	3,750,000	3,632,148
J.M. Smucker Company (The), 2.125%, due 03/15/32	1,450,000	1,177,432
Kimberly-Clark Corporation, 2.650%, due 03/01/25	1,115,000	1,110,928
Kimberly-Clark Corporation, 2.750%, due 02/15/26	2,648,000	2,597,243
Kimberly-Clark Corporation, 1.050%, due 09/15/27	1,900,000	1,735,641
Kimberly-Clark Corporation, 3.950%, due 11/01/28	1,665,000	1,627,173
Kimberly-Clark Corporation, 3.200%, due 04/25/29	1,397,000	1,318,014
Kimberly-Clark Corporation, 3.100%, due 03/26/30	609,000	562,988
Kimberly-Clark Corporation, 2.000%, due 11/02/31	5,530,000	4,665,769
Kimberly-Clark Corporation, 4.500%, due 02/16/33	500,000	487,089
		58,075,228
Energy — 2.8%
Chevron Corporation, 8.000%, due 04/01/27	2,600,000	2,803,175
Chevron Corporation, 1.995%, due 05/11/27	1,500,000	1,417,919
Chevron Corporation, 1.018%, due 08/12/27	1,150,000	1,052,263
Chevron Corporation, 3.250%, due 10/15/29	7,685,000	7,230,485

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS
(Continued)

CORPORATE BONDS — 53.1% (Continued)	Par Value	Fair Value
Energy — 2.8% (Continued)
Exxon Mobil Corporation, 2.709%, due 03/06/25	$998,000	$994,827
Exxon Mobil Corporation, 2.440%, due 08/16/29	546,000	498,281
Exxon Mobil Corporation, 2.610%, due 10/15/30	180,000	160,392
Pioneer Natural Resources, 1.125%, due 01/15/26	2,578,000	2,488,624
Pioneer Natural Resources, 7.200%, due 01/15/28	1,936,000	2,066,675
Pioneer Natural Resources, 1.900%, due 08/15/30	530,000	451,518
		19,164,159
Financials — 3.4%
Chubb INA Holdings, Inc., 3.150%, due 03/15/25	4,309,000	4,294,774
Chubb INA Holdings, Inc., 3.350%, due 05/03/26	650,000	639,860
Chubb INA Holdings, Inc., 1.375%, due 09/15/30	5,700,000	4,734,509
Chubb INA Holdings, Inc., 5.000%, due 03/15/34	6,600,000	6,523,708
PNC Financial Services Group, Inc. (The), 3.250%, due 06/01/25	1,528,000	1,518,158
PNC Financial Services Group, Inc. (The), 3.150%, due 05/19/27	400,000	385,835
PNC Financial Services Group, Inc. (The), 3.250%, due 01/22/28	4,380,000	4,194,458
Truist Financial Corporation, 2.250%, due 03/11/30	900,000	772,755
		23,064,057
Health Care — 1.0%
Stryker Corporation, 3.375%, due 11/01/25	1,026,000	1,015,739
Stryker Corporation, 3.500%, due 03/15/26	1,404,000	1,385,215
Stryker Corporation, 3.650%, due 03/07/28	500,000	482,854
Stryker Corporation, 4.850%, due 12/08/28	325,000	325,906
Stryker Corporation, 1.950%, due 06/15/30	3,595,000	3,090,410
Stryker Corporation, 4.625%, due 09/11/34	300,000	286,430
		6,586,554
Industrials — 10.9%
Amphenol Corporation, 4.350%, due 06/01/29	5,950,000	5,828,863
Amphenol Corporation, 2.200%, due 09/15/31	6,460,000	5,413,995
Cintas Corporation, 4.000%, due 05/01/32	1,874,000	1,754,106
Honeywell International, Inc., 1.100%, due 03/01/27	650,000	604,826
Honeywell International, Inc., 4.950%, due 02/15/28	870,000	879,793
Honeywell International, Inc., 2.700%, due 08/15/29	650,000	595,670
Honeywell International, Inc., 1.750%, due 09/01/31	600,000	491,916
Honeywell International, Inc., 4.950%, due 09/01/31	4,165,000	4,167,343
Honeywell International, Inc., 4.750%, due 02/01/32	5,000,000	4,919,862
Honeywell International, Inc., 5.000%, due 02/15/33	3,512,000	3,493,922
Honeywell International, Inc., 4.500%, due 01/15/34	1,930,000	1,842,005
Hubbell, Inc., 3.150%, due 08/15/27	5,632,000	5,391,094
Hubbell, Inc., 2.300%, due 03/15/31	1,270,000	1,077,822
Illinois Tool Works, Inc., 2.650%, due 11/15/26	10,601,000	10,293,917

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS
(Continued)

CORPORATE BONDS — 53.1% (Continued)	Par Value	Fair Value
Industrials — 10.9% (Continued)
L3 Harris Technologies, Inc., 5.050%, due 06/01/29	$1,500,000	$1,499,496
L3 Harris Technologies, Inc., 1.800%, due 01/15/31	1,300,000	1,070,552
L3 Harris Technologies, Inc., 5.250%, due 06/01/31	800,000	801,355
L3 Harris Technologies, Inc., 5.400%, due 07/31/33	1,900,000	1,895,957
L3 Harris Technologies, Inc., 5.350%, due 06/01/34	800,000	797,215
Lockheed Martin Corporation, 3.550%, due 01/15/26	3,848,000	3,810,927
Lockheed Martin Corporation, 5.100%, due 11/15/27	3,057,000	3,103,805
Lockheed Martin Corporation, 4.450%, due 05/15/28	1,000,000	992,753
Lockheed Martin Corporation, 1.850%, due 06/15/30	1,000,000	857,298
Lockheed Martin Corporation, 5.250%, due 01/15/33	2,560,000	2,587,283
Lockheed Martin Corporation, 4.750%, due 02/15/34	650,000	631,218
PACCAR Financial Corporation, 1.800%, due 02/06/25	350,000	349,026
PACCAR Financial Corporation, 1.100%, due 05/11/26	835,000	797,311
PACCAR Financial Corporation, 2.000%, due 02/04/27	500,000	475,186
PACCAR Financial Corporation, 4.600%, due 01/10/28	1,050,000	1,047,685
United Parcel Service, Inc., 2.400%, due 11/15/26	1,869,000	1,801,485
United Parcel Service, Inc., 4.450%, due 04/01/30	740,000	732,406
United Parcel Service, Inc., 5.150%, due 05/22/34	3,650,000	3,645,026
		73,651,118
Materials — 2.8%
Carlisle Companies, Inc., 2.200%, due 03/01/32	6,050,000	4,938,113
Ecolab, Inc., 2.700%, due 11/01/26	6,438,000	6,234,472
Ecolab, Inc., 4.800%, due 03/24/30	1,745,000	1,746,944
Ecolab, Inc., 1.300%, due 01/30/31	2,705,000	2,190,016
Ecolab, Inc., 2.125%, due 02/01/32	3,028,000	2,518,568
RPM International, Inc., 3.750%, due 03/15/27	1,250,000	1,221,843
		18,849,956
Technology — 14.4%
Analog Devices, Inc., 2.100%, due 10/01/31	2,300,000	1,927,837
Analog Devices, Inc., 5.050%, due 04/01/34	4,230,000	4,230,409
Broadridge Financial Solutions, Inc., 3.400%, due 06/27/26	600,000	588,499
Broadridge Financial Solutions, Inc., 2.900%, due 12/01/29	6,800,000	6,143,671
Broadridge Financial Solutions, Inc., 2.600%, due 05/01/31	5,319,000	4,554,507
Cisco Systems, Inc., 3.500%, due 06/15/25	5,000,000	4,978,872
Cisco Systems, Inc., 2.950%, due 02/28/26	2,770,000	2,722,817
Cisco Systems, Inc., 2.500%, due 09/20/26	3,080,000	2,985,172
Mastercard, Inc., 2.000%, due 03/03/25	5,625,000	5,600,278
Mastercard, Inc., 2.950%, due 11/21/26	2,000,000	1,944,827
Mastercard, Inc., 3.300%, due 03/26/27	2,150,000	2,096,510
Mastercard, Inc., 3.500%, due 02/26/28	450,000	435,897

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS
(Continued)

CORPORATE BONDS — 53.1% (Continued)	Par Value	Fair Value
Technology — 14.4% (Continued)
Mastercard, Inc., 3.350%, due 03/26/30	$1,500,000	$1,401,544
Mastercard, Inc., 2.000%, due 11/18/31	3,717,000	3,088,187
Mastercard, Inc., 4.850%, due 03/09/33	4,100,000	4,065,277
Mastercard, Inc., 4.875%, due 05/09/34	2,500,000	2,461,905
Moody’s Corporation, 3.250%, due 01/15/28	4,706,000	4,509,041
Moody’s Corporation, 4.250%, due 02/01/29	5,289,000	5,175,666
Moody’s Corporation, 4.250%, due 08/08/32	2,853,000	2,707,679
S&P Global, Inc., 2.950%, due 01/22/27	3,675,000	3,556,991
S&P Global, Inc., 2.450%, due 03/01/27	3,000,000	2,867,381
S&P Global, Inc., 4.750%, due 08/01/28	1,115,000	1,116,513
S&P Global, Inc., 4.250%, due 05/01/29	427,000	417,611
S&P Global, Inc., 2.500%, due 12/01/29	700,000	628,683
S&P Global, Inc., 1.250%, due 08/15/30	2,600,000	2,151,989
S&P Global, Inc., 2.900%, due 03/01/32	2,200,000	1,920,704
S&P Global, Inc., 5.250%, due 09/15/33	900,000	909,482
Texas Instruments, Inc., 1.375%, due 03/12/25	1,160,000	1,152,778
Texas Instruments, Inc., 1.750%, due 05/04/30	380,000	325,347
Texas Instruments, Inc., 1.900%, due 09/15/31	2,000,000	1,675,983
Texas Instruments, Inc., 3.650%, due 08/16/32	1,293,000	1,186,198
Texas Instruments, Inc., 4.900%, due 03/14/33	1,400,000	1,390,587
Texas Instruments, Inc., 4.850%, due 02/08/34	2,947,000	2,899,086
Visa, Inc., 3.150%, due 12/14/25	3,905,000	3,859,767
Visa, Inc., 1.900%, due 04/15/27	3,854,000	3,643,517
Visa, Inc., 2.750%, due 09/15/27	6,051,000	5,790,248
		97,111,460

Total Corporate Bonds (Cost $364,694,570)		$358,952,804

COMMON STOCKS — 16.0%	Shares	Fair Value
Consumer Discretionary — 1.3%
Retail - Discretionary — 1.3%
Genuine Parts Company	77,000	$8,990,520

Consumer Staples — 1.7%
Beverages — 1.7%
Coca-Cola Europacific Partners plc	150,000	11,521,500

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS
(Continued)

COMMON STOCKS — 16.0% (Continued)	Shares	Fair Value
Energy — 3.5%
Oil & Gas Producers — 3.5%
Chevron Corporation	50,000	$7,242,000
Diamondback Energy, Inc.	45,200	7,405,116
Exxon Mobil Corporation	80,000	8,605,600
		23,252,716
Financials — 2.8%
Banking — 1.4%
Truist Financial Corporation	225,000	9,760,500

Specialty Finance — 1.4%
Fidelity National Financial, Inc.	165,000	9,263,100

Industrials — 4.0%
Aerospace & Defense — 1.2%
Lockheed Martin Corporation	17,000	8,260,980

Industrial Support Services — 2.8%
Fastenal Company	106,000	7,622,460
Watsco, Inc.	24,000	11,373,360
		18,995,820
Real Estate — 1.4%
Real Estate Owners & Developers — 1.0%
Texas Pacific Land Corporation	6,000	6,635,760

REITs — 0.4%
SBA Communications Corporation - Class A	15,000	3,057,000

Technology — 1.3%
Semiconductors — 1.3%
Texas Instruments, Inc.	47,000	8,812,970

Total Common Stocks (Cost $67,061,774)		$108,550,866

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS
(Continued)

MONEY MARKET FUNDS — 3.4%	Shares	Fair Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 4.33% (b) (Cost $23,030,272)	23,030,272	$23,030,272

Total Investments at Fair Value — 99.4% (Cost $640,889,382)		$672,311,758

Other Assets in Excess of Liabilities — 0.6%		4,204,586

Net Assets — 100.0%		$676,516,344

(a)	Interest rate for this investment is the stated rate. Interest payments are determined based on the inflation adjusted principal.
(b)	The rate shown is the 7-day effective yield as of December 31, 2024.

AVE MARIA MUTUAL FUNDS

Statements of Assets and Liabilities

December 31, 2024

	Ave Maria Value Fund	Ave Maria Growth Fund	Ave Maria Rising Dividend Fund
ASSETS
Investment securities:
At cost	$300,407,355	$607,825,562	$686,150,218
At fair value (Note 1)	$446,599,627	$1,080,258,115	$1,078,943,514
Receivable for capital shares sold	497,431	579,810	269,635
Dividends receivable	265,794	473,332	748,514
Tax reclaims receivable	5,817	139,352	98,249
Other assets	23,609	48,773	49,143
TOTAL ASSETS	447,392,278	1,081,499,382	1,080,109,055

LIABILITIES
Payable for capital shares redeemed	242,796	1,568,999	665,547
Payable to Adviser (Note 2)	878,392	2,125,505	2,157,854
Payable to administrator (Note 2)	40,140	93,487	93,461
Other accrued expenses	26,153	48,745	44,729
TOTAL LIABILITIES	1,187,481	3,836,736	2,961,591

NET ASSETS	$446,204,797	$1,077,662,646	$1,077,147,464

NET ASSETS CONSIST OF:
Paid-in capital	$299,480,978	$605,230,093	$684,355,311
Distributable earnings	146,723,819	472,432,553	392,792,153
NET ASSETS	$446,204,797	$1,077,662,646	$1,077,147,464
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	16,753,953	22,735,932	47,362,560
Net asset value, offering price and redemption price per share (Note 1)	$26.63	$47.40	$22.74

See notes to financial statements.

AVE MARIA MUTUAL FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2024 (Continued)

	Ave Maria World Equity Fund	Ave Maria Focused Fund	Ave Maria Bond Fund
ASSETS
Investment securities:
At cost	$82,641,151	$42,563,079	$640,889,382
At fair value (Note 1)	$116,484,751	$57,910,695	$672,311,758
Cash	—	6,778	—
Receivable for capital shares sold	76,438	33,120	908,307
Dividends and interest receivable	54,953	28,023	4,358,991
Tax reclaims receivable	48,805	1,181	—
Other assets	11,307	7,667	36,870
TOTAL ASSETS	116,676,254	57,987,464	677,615,926

LIABILITIES
Payable for capital shares redeemed	37,218	36,651	558,297
Payable for investment securities purchased	—	337,287	—
Payable to Adviser (Note 2)	226,470	106,814	441,726
Payable to administrator (Note 2)	10,126	4,939	51,258
Other accrued expenses	17,951	12,069	48,301
TOTAL LIABILITIES	291,765	497,760	1,099,582

NET ASSETS	$116,384,489	$57,489,704	$676,516,344

NET ASSETS CONSIST OF:
Paid-in capital	$82,541,781	$42,260,893	$645,093,968
Distributable earnings	33,842,708	15,228,811	31,422,376
NET ASSETS	$116,384,489	$57,489,704	$676,516,344
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	5,823,983	3,757,168	56,047,237
Net asset value, offering price and redemption price per share (Note 1)	$19.98	$15.30	$12.07

See notes to financial statements.

AVE MARIA MUTUAL FUNDS

Statements of Operations

For the Year Ended December 31, 2024

	Ave Maria Value Fund	Ave Maria Growth Fund	Ave Maria Rising Dividend Fund
INVESTMENT INCOME
Dividends	$5,737,573	$8,636,710	$19,951,679
Tax reclaims received	5,817	139,352	100,732
Foreign withholding taxes on dividends	(52,702)	(156,422)	(18,600)
TOTAL INVESTMENT INCOME	5,690,688	8,619,640	20,033,811

EXPENSES
Investment advisory fees (Note 2)	3,025,200	7,860,874	7,944,740
Administration, accounting and transfer agent fees (Note 2)	405,928	1,038,388	1,047,172
Trustees’ fees and expenses (Note 2)	62,157	162,096	162,805
Registration and filing fees	41,868	49,494	41,866
Postage and supplies	40,811	76,382	69,667
Audit and tax services fees	33,926	64,391	65,072
Custodian and bank service fees	23,840	65,876	68,905
Legal fees	31,595	31,595	31,595
Compliance service fees (Note 2)	15,618	39,383	39,101
Insurance expense	11,775	24,397	25,827
Advisory board fees and expenses (Note 2)	8,902	23,610	23,897
Shareholder reporting expenses	12,341	16,315	14,855
Borrowing costs (Note 4)	276	—	—
Other expenses	26,738	47,988	50,738
TOTAL EXPENSES	3,740,975	9,500,789	9,586,240

NET INVESTMENT INCOME (LOSS)	1,949,713	(881,149)	10,447,571

See notes to financial statements.

AVE MARIA MUTUAL FUNDS

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2024 (Continued)

	Ave Maria Value Fund	Ave Maria Growth Fund	Ave Maria Rising Dividend Fund
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gains from investment transactions	$34,977,325	$86,896,670	$55,649,262
Net realized losses from foreign currency transactions (Note 1)	—	(8,984)	(1,611)
Long-term capital gain distributions from regulated investment companies	17	29	41
Net change in unrealized appreciation (depreciation) on investments	40,822,245	57,627,337	73,095,806
Net change in unrealized appreciation (depreciation) on foreign currency translation	—	—	(1,143)
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND FOREIGN CURRENCIES	75,799,587	144,515,052	128,742,355

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$77,749,300	$143,633,903	$139,189,926

See notes to financial statements.

AVE MARIA MUTUAL FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2024 (Continued)

	Ave Maria World Equity Fund	Ave Maria Focused Fund	Ave Maria Bond Fund
INVESTMENT INCOME
Dividends	$1,675,337	$326,983	$5,151,982
Tax reclaims received	94,894	1,180	—
Foreign withholding taxes on dividends	(150,101)	(19,468)	—
Interest	—	—	15,823,589
TOTAL INVESTMENT INCOME	1,620,130	308,695	20,975,571

EXPENSES
Investment advisory fees (Note 2)	839,339	418,690	1,548,571
Administration, accounting and transfer agent fees (Note 2)	113,726	57,559	543,170
Trustees’ fees and expenses (Note 2)	19,276	11,287	94,282
Registration and filing fees	30,782	34,738	61,455
Postage and supplies	14,299	8,975	39,164
Audit and tax services fees	18,833	16,104	44,749
Custodian and bank service fees	24,168	13,642	36,319
Legal fees	31,595	31,595	31,595
Compliance service fees (Note 2)	4,161	2,029	23,982
Insurance expense	4,267	2,590	16,019
Advisory board fees and expenses (Note 2)	2,500	1,301	13,790
Shareholder reporting expenses	6,368	5,323	9,448
Borrowing costs (Note 4)	—	943	—
Other expenses	38,606	15,901	70,962
TOTAL EXPENSES	1,147,920	620,677	2,533,506

NET INVESTMENT INCOME (LOSS)	472,210	(311,982)	18,442,065

See notes to financial statements.

AVE MARIA MUTUAL FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2024 (Continued)

	Ave Maria World Equity Fund	Ave Maria Focused Fund	Ave Maria Bond Fund
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gains from investment transactions	$603,813	$375,548	$6,697,526
Net realized losses from foreign currency transactions (Note 1)	(15,867)	(5,271)	—
Long-term capital gain distributions from regulated investment companies	2	—	18
Net change in unrealized appreciation (depreciation) on investments	3,759,629	5,685,469	8,478,602
Net change in unrealized appreciation (depreciation) on foreign currency translation	(1,633)	—	—
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND FOREIGN CURRENCIES	4,345,944	6,055,746	15,176,146

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,818,154	$5,743,764	$33,618,211

See notes to financial statements.

Ave Maria Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2024	Year Ended December 31, 2023
FROM OPERATIONS
Net investment income	$1,949,713	$2,803,533
Net realized gains from investment transactions	34,977,325	14,178,694
Long-term capital gain distributions from regulated investment companies	17	—
Net change in unrealized appreciation (depreciation) on investments	40,822,245	(4,241,594)
Net increase in net assets resulting from operations	77,749,300	12,740,633

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 1)	(36,308,430)	(15,807,519)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	47,800,494	53,304,355
Reinvestment of distributions to shareholders	34,632,053	15,039,012
Payments for shares redeemed	(49,398,813)	(64,618,144)
Net increase in net assets from capital share transactions	33,033,734	3,725,223

TOTAL INCREASE IN NET ASSETS	74,474,604	658,337

NET ASSETS
Beginning of year	371,730,193	371,071,856
End of year	$446,204,797	$371,730,193

SUMMARY OF CAPITAL SHARE ACTIVITY
Shares sold	1,766,218	2,240,336
Shares issued in reinvestment of distributions to shareholders	1,302,931	626,104
Shares redeemed	(1,900,005)	(2,708,196)
Net increase in shares outstanding	1,169,144	158,244
Shares outstanding, beginning of year	15,584,809	15,426,565
Shares outstanding, end of year	16,753,953	15,584,809

See notes to financial statements.

Ave Maria Growth Fund

Statements of Changes in Net Assets

	Year Ended December 31, 2024	Year Ended December 31, 2023
FROM OPERATIONS
Net investment income (loss)	$(881,149)	$889,460
Net realized gains from investment transactions	86,896,670	24,127,870
Net realized losses from foreign currency transactions (Note 1)	(8,984)	(2,779)
Long-term capital gain distributions from regulated investment companies	29	—
Net change in unrealized appreciation (depreciation) on investments	57,627,337	204,916,596
Net increase in net assets resulting from operations	143,633,903	229,931,147

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 1)	(84,582,661)	(24,778,392)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	116,989,334	110,984,356
Reinvestment of distributions to shareholders	79,894,899	23,468,797
Payments for shares redeemed	(159,273,877)	(123,498,000)
Net increase in net assets from capital share transactions	37,610,356	10,955,153

TOTAL INCREASE IN NET ASSETS	96,661,598	216,107,908

NET ASSETS
Beginning of year	981,001,048	764,893,140
End of year	$1,077,662,646	$981,001,048

SUMMARY OF CAPITAL SHARE ACTIVITY
Shares sold	2,417,689	2,766,004
Shares issued in reinvestment of distributions to shareholders	1,680,581	522,574
Shares redeemed	(3,303,117)	(3,078,110)
Net increase in shares outstanding	795,153	210,468
Shares outstanding, beginning of year	21,940,779	21,730,311
Shares outstanding, end of year	22,735,932	21,940,779

See notes to financial statements.

Ave Maria Rising Dividend Fund

Statements of Changes in Net Assets

	Year Ended December 31, 2024	Year Ended December 31, 2023
FROM OPERATIONS
Net investment income	$10,447,571	$11,051,644
Net realized gains from investment transactions	55,649,262	16,527,715
Net realized losses from foreign currency transactions (Note 1)	(1,611)	(30,319)
Long-term capital gain distributions from regulated investment companies	41	—
Net change in unrealized appreciation (depreciation) on investments	73,095,806	89,107,582
Net change in unrealized appreciation (depreciation) on foreign currency translation	(1,143)	—
Net increase in net assets resulting from operations	139,189,926	116,656,622

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 1)	(66,105,105)	(27,561,785)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	126,984,652	156,576,245
Reinvestment of distributions to shareholders	59,848,577	24,630,034
Payments for shares redeemed	(186,344,150)	(157,687,816)
Net increase in net assets from capital share transactions	489,079	23,518,463

TOTAL INCREASE IN NET ASSETS	73,573,900	112,613,300

NET ASSETS
Beginning of year	1,003,573,564	890,960,264
End of year	$1,077,147,464	$1,003,573,564

SUMMARY OF CAPITAL SHARE ACTIVITY
Shares sold	5,468,274	7,857,239
Shares issued in reinvestment of distributions to shareholders	2,629,899	1,186,538
Shares redeemed	(8,155,030)	(7,960,602)
Net increase (decrease) in shares outstanding	(56,857)	1,083,175
Shares outstanding, beginning of year	47,419,417	46,336,242
Shares outstanding, end of year	47,362,560	47,419,417

See notes to financial statements.

Ave Maria World Equity Fund

Statements of Changes in Net Assets

	Year Ended December 31, 2024	Year Ended December 31, 2023
FROM OPERATIONS
Net investment income	$472,210	$801,158
Net realized gains from investment transactions	603,813	3,715,011
Net realized losses from foreign currency transactions (Note 1)	(15,867)	(14,356)
Long-term capital gain distributions from regulated investment companies	2	—
Net change in unrealized appreciation (depreciation) on investments	3,759,629	15,403,936
Net change in unrealized appreciation (depreciation) on foreign currency translation	(1,633)	609
Net increase in net assets resulting from operations	4,818,154	19,906,358

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 1)	(1,059,672)	(3,748,510)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	22,785,960	21,101,870
Reinvestment of distributions to shareholders	1,002,883	3,553,383
Payments for shares redeemed	(12,766,029)	(14,064,515)
Net increase in net assets from capital share transactions	11,022,814	10,590,738

TOTAL INCREASE IN NET ASSETS	14,781,296	26,748,586

NET ASSETS
Beginning of year	101,603,193	74,854,607
End of year	$116,384,489	$101,603,193

SUMMARY OF CAPITAL SHARE ACTIVITY
Shares sold	1,133,692	1,205,330
Shares issued in reinvestment of distributions to shareholders	50,295	184,209
Shares redeemed	(631,439)	(792,696)
Net increase in shares outstanding	552,548	596,843
Shares outstanding, beginning of year	5,271,435	4,674,592
Shares outstanding, end of year	5,823,983	5,271,435

See notes to financial statements.

Ave Maria Focused Fund

StatementS of Changes in Net Assets

	Year Ended December 31, 2024	Year Ended December 31, 2023
FROM OPERATIONS
Net investment loss	$(311,982)	$(388,127)
Net realized gains from investment transactions	375,548	176,586
Net realized losses from foreign currency transactions (Note 1)	(5,271)	(9,640)
Net change in unrealized appreciation (depreciation) on investments	5,685,469	17,904,712
Net increase in net assets resulting from operations	5,743,764	17,683,531

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	9,579,833	11,184,614
Payments for shares redeemed	(18,194,122)	(16,679,976)
Net decrease in net assets from capital share transactions	(8,614,289)	(5,495,362)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,870,525)	12,188,169

NET ASSETS
Beginning of year	60,360,229	48,172,060
End of year	$57,489,704	$60,360,229

SUMMARY OF CAPITAL SHARE ACTIVITY
Shares sold	706,555	946,645
Shares redeemed	(1,350,332)	(1,418,788)
Net decrease in shares outstanding	(643,777)	(472,143)
Shares outstanding, beginning of year	4,400,945	4,873,088
Shares outstanding, end of year	3,757,168	4,400,945

See notes to financial statements.

Ave Maria Bond Fund

Statements of Changes in Net Assets

	Year Ended December 31, 2024	Year Ended December 31, 2023
FROM OPERATIONS
Net investment income	$18,442,065	$13,562,340
Net realized gains (losses) from investment transactions	6,697,526	(6,667,630)
Long-term capital gain distributions from regulated investment companies	18	—
Net change in unrealized appreciation (depreciation) on investments	8,478,602	20,156,806
Net increase in net assets resulting from operations	33,618,211	27,051,516

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 1)	(18,484,015)	(13,568,375)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	183,260,049	141,351,638
Reinvestment of distributions to shareholders	17,003,046	12,222,892
Payments for shares redeemed	(96,248,781)	(122,275,083)
Net increase in net assets from capital share transactions	104,014,314	31,299,447

TOTAL INCREASE IN NET ASSETS	119,148,510	44,782,588

NET ASSETS
Beginning of year	557,367,834	512,585,246
End of year	$676,516,344	$557,367,834

SUMMARY OF CAPITAL SHARE ACTIVITY
Shares sold	15,235,400	12,292,051
Shares issued in reinvestment of distributions to shareholders	1,413,718	1,064,420
Shares redeemed	(8,006,398)	(10,647,278)
Net increase in shares outstanding	8,642,720	2,709,193
Shares outstanding, beginning of year	47,404,517	44,695,324
Shares outstanding, end of year	56,047,237	47,404,517

See notes to financial statements.

Ave Maria Value Fund

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Year

	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value at beginning of year	$23.85	$24.05	$23.35	$20.17	$19.68

Income from investment operations:
Net investment income	0.12	0.19	0.28	0.06	0.09
Net realized and unrealized gains on investments	5.01	0.67	0.70	5.00	1.12
Total from investment operations	5.13	0.86	0.98	5.06	1.21

Less distributions from:
Net investment income	(0.09)	(0.20)	(0.28)	(0.06)	(0.09)
Net realized gains on investments	(2.26)	(0.86)	—	(1.82)	(0.63)
Total distributions	(2.35)	(1.06)	(0.28)	(1.88)	(0.72)

Net asset value at end of year	$26.63	$23.85	$24.05	$23.35	$20.17

Total return (a)	21.52%	3.52%	4.18%	25.15%	6.16%

Ratios/Supplementary Data:
Net assets at end of year (000’s)	$446,205	$371,730	$371,072	$327,853	$251,247

Ratio of total expenses to average net assets	0.93%	0.93%	0.93%	0.96%	1.05%

Ratio of net investment income to average net assets	0.48%	0.77%	1.27%	0.27%	0.52%

Portfolio turnover rate	16%	31%	33%	20%	68%

(a)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

See notes to financial statements.

Ave Maria Growth Fund

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Year

	Year Ended December 31, 2024		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value at beginning of year	$44.71		$35.20	$44.82	$42.72	$38.00

Income (loss) from investment operations:
Net investment income (loss)	(0.04)		0.04	0.10	(0.05)	(0.06)
Net realized and unrealized gains (losses) on investments and foreign currencies	6.72		10.63	(9.62)	7.55	7.03
Total from investment operations	6.68		10.67	(9.52)	7.50	6.97

Less distributions from:
Net investment income	(0.00	)(a)	(0.04)	(0.10)	—	—
Net realized gains on investments	(3.99)		(1.12)	—	(5.40)	(2.25)
Total distributions	(3.99)		(1.16)	(0.10)	(5.40)	(2.25)

Net asset value at end of year	$47.40		$44.71	$35.20	$44.82	$42.72

Total return (b)	14.91%		30.29%	(21.23%)	17.55%	18.37%

Ratios/Supplementary Data:
Net assets at end of year (000,000’s)	$1,078		$981	$765	$1,066	$949

Ratio of total expenses to average net assets	0.91%		0.91%	0.91%	0.90%	0.91%

Ratio of net investment income (loss) to average net assets	(0.08%)		0.10%	0.27%	(0.13%)	(0.16%)

Portfolio turnover rate	17%		27%	25%	25%	26%

(a)	Amount rounds to less than $0.01 per share.
(b)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

See notes to financial statements.

Ave Maria Rising Dividend Fund

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Year

	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value at beginning of year	$21.16	$19.23	$21.92	$19.34	$18.68

Income (loss) from investment operations:
Net investment income	0.23	0.24	0.30	0.20	0.21
Net realized and unrealized gains (losses) on investments and foreign currencies	2.81	2.28	(1.46)	4.69	0.95
Total from investment operations	3.04	2.52	(1.16)	4.89	1.16

Less distributions from:
Net investment income	(0.23)	(0.24)	(0.30)	(0.20)	(0.21)
Net realized gains on investments	(1.23)	(0.35)	(1.23)	(2.11)	(0.29)
Total distributions	(1.46)	(0.59)	(1.53)	(2.31)	(0.50)

Net asset value at end of year	$22.74	$21.16	$19.23	$21.92	$19.34

Total return (a)	14.42%	13.19%	(5.27%)	25.35%	6.45%

Ratios/Supplementary Data:
Net assets at end of year (000,000’s)	$1,077	$1,004	$891	$964	$858

Ratio of total expenses to average net assets	0.90%	0.91%	0.91%	0.90%	0.92%

Ratio of net investment income to average net assets	0.99%	1.19%	1.47%	0.90%	1.21%

Portfolio turnover rate	8%	19%	15%	21%	38%

(a)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

See notes to financial statements.

Ave Maria World Equity Fund

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Year

	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022		Year Ended December 31, 2021		Year Ended December 31, 2020
Net asset value at beginning of year	$19.27	$16.01	$19.17		$15.89		$15.99

Income (loss) from investment operations:
Net investment income	0.08	0.15	0.19		0.07		0.08
Net realized and unrealized gains (losses) on investments and foreign currencies	0.81	3.84	(3.16)		3.28		(0.10)
Total from investment operations	0.89	3.99	(2.97)		3.35		(0.02)

Less distributions from:
Net investment income	(0.08)	(0.15)	(0.19)		(0.07)		(0.08)
Net realized gains on investments	(0.10)	(0.58)	—		—		—
Total distributions	(0.18)	(0.73)	(0.19)		(0.07)		(0.08)

Net asset value at end of year	$19.98	$19.27	$16.01		$19.17		$15.89

Total return (a)	4.64%	24.96%	(15.50%)		21.06%		(0.15%)

Ratios/Supplementary Data:
Net assets at end of year (000’s)	$116,384	$101,603	$74,855		$92,908		$69,231

Ratio of total expenses to average net assets	1.03%	1.05%	1.12%		1.22%		1.26%

Ratio of net expenses to average net assets	1.03%	1.05%	1.18	%(b)	1.25	%(b)	1.25	%(b)

Ratio of net investment income to average net assets	0.42%	0.88%	1.12	%(b)	0.40	%(b)	0.51	%(b)

Portfolio turnover rate	13%	29%	23%		16%		43%

(a)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Ratio was determined after advisory fee reductions and/or recoupments (Note 2).
See notes to financial statements.

Ave Maria Focused Fund

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021		Period Ended December 31, 2020(a)
Net asset value at beginning of period	$13.72	$9.89	$15.21	$12.43		$10.00

Income (loss) from investment operations:
Net investment loss	(0.09)	(0.09)	(0.08)	(0.10)		(0.03)
Net realized and unrealized gains (losses) on investments and foreign currencies	1.67	3.92	(5.24)	3.57		2.50
Total from investment operations	1.58	3.83	(5.32)	3.47		2.47

Less distributions from:
Net realized gains on investments	—	—	—	(0.69)		(0.04)

Net asset value at end of period	$15.30	$13.72	$9.89	$15.21		$12.43

Total return (b)	11.52%	38.73%	(34.98%)	27.96%		24.71	%(c)

Ratios/Supplementary Data:
Net assets at end of period (000’s)	$57,490	$60,360	$48,172	$63,476		$34,316

Ratio of total expenses to average net assets	1.11%	1.09%	1.14%	1.21%		1.29	%(d)

Ratio of net expenses to average net assets	1.11%	1.09%	1.14%	1.23	%(e)	1.25	%(d)(e)

Ratio of net investment loss to average net assets	(0.56%)	(0.72%)	(0.76%)	(0.82	%)(e)	(0.54	%)(d)(e)

Portfolio turnover rate	22%	29%	69%	27%		16	%(c)

(a)	Represents the period from the commencement of operations (May 1, 2020) through December 31, 2020.
(b)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after advisory fee reductions and/or recoupments (Note 2).
See notes to financial statements.

Ave Maria Bond Fund

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Year

	Year Ended December 31, 2024		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value at beginning of year	$11.76		$11.47	$12.23	$11.99	$11.64

Income (loss) from investment operations:
Net investment income	0.35		0.29	0.26	0.20	0.22
Net realized and unrealized gains (losses) on investments	0.31		0.29	(0.61)	0.33	0.42
Total from investment operations	0.66		0.58	(0.35)	0.53	0.64

Less distributions from:
Net investment income	(0.35)		(0.29)	(0.26)	(0.20)	(0.22)
Net realized gains on investments	(0.00	)(a)	—	(0.15)	(0.09)	(0.07)
Total distributions	(0.35)		(0.29)	(0.41)	(0.29)	(0.29)

Net asset value at end of year	$12.07		$11.76	$11.47	$12.23	$11.99

Total return (b)	5.71%		5.16%	(2.85%)	4.38%	5.60%

Ratios/Supplementary Data:
Net assets at end of year (000’s)	$676,516		$557,368	$512,585	$502,768	$420,876

Ratio of total expenses to average net assets	0.41%		0.41%	0.41%	0.43%	0.47%

Ratio of net investment income to average net assets	2.98%		2.55%	2.21%	1.66%	1.87%

Portfolio turnover rate	20%		16%	21%	25%	47%

(a)	Amount rounds to less than $0.01 per share.
(b)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

See notes to financial statements.

AVE MARIA MUTUAL FUNDS

Notes to Financial Statements

December 31, 2024

1. Organization and Significant Accounting Policies

The Ave Maria Value Fund, the Ave Maria Growth Fund, the Ave Maria Rising Dividend Fund, the Ave Maria World Equity Fund, the Ave Maria Focused Fund and the Ave Maria Bond Fund (individually, a “Fund” and collectively, the “Funds”) are each a diversified series, except for the Ave Maria Focused Fund, which is a non-diversified series, of the Schwartz Investment Trust (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and established as an Ohio business trust under a Declaration of Trust dated August 31, 1992.

The investment objective of the Ave Maria Value Fund is to seek long-term capital appreciation from equity investments in companies that do not violate core values and teachings of the Roman Catholic Church.

The investment objective of the Ave Maria Growth Fund is to seek long-term capital appreciation, using the growth style, from equity investments in companies that do not violate core values and teachings of the Roman Catholic Church.

The investment objective of the Ave Maria Rising Dividend Fund is to provide increasing dividend income over time, long-term growth of capital, and a reasonable level of current income from investments in dividend-paying common stocks of companies that do not violate core values and teachings of the Roman Catholic Church.

The investment objective of the Ave Maria World Equity Fund is to seek long-term capital appreciation from equity investments in U.S. and non-U.S. companies that do not violate core values and teachings of the Roman Catholic Church.

The investment objective of the Ave Maria Focused Fund is to seek long-term capital appreciation from equity investments in companies that do not violate core values and teachings of the Roman Catholic Church.

The investment objective of the Ave Maria Bond Fund is to seek preservation of principal with a reasonable level of current income in corporate debt and equity securities that do not violate core values and teachings of the Roman Catholic Church.

See the Funds’ Prospectus for information regarding the principal investment strategies of each Fund.

The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2024 (Continued)

by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of the Funds. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Shares of each Fund are sold at net asset value (“NAV”). To calculate the NAV, a Fund’s assets are valued and totaled, liabilities are subtracted, and the balance is divided by the number of shares outstanding. The offering price and redemption price per share are equal to the NAV per share for each Fund.

The Funds follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Valuation of investments – Securities which are traded on stock exchanges are valued at the closing sales price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price or, if an Official Closing Price is not available, at the most recently quoted bid price. Securities traded in the over-the-counter market are valued at the last reported sales price or, if there is no reported sale on the valuation date, at the most recently quoted bid price. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Securities traded on foreign exchanges are typically fair valued by an independent pricing service and translated from the local currency into U.S. dollars using currency exchange rates supplied by an independent pricing service. Fixed income securities are generally valued using prices provided by an independent pricing service. The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining these prices. Investments in shares of other open-end investment companies are valued at their NAV as reported by such companies. When using quoted prices and when the market for the securities are considered active, the securities will be classified as Level 1 within the fair value hierarchy (see below). Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by Schwartz Investment Counsel, Inc. (the “Adviser”), as the valuation designee, in accordance with consistently applied

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2024 (Continued)

procedures established by and under the general supervision of the Board of Trustees pursuant to Rule 2a-5 under the 1940 Act, and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Fair value pricing may be used, for example, in situations where (i) a security is so thinly traded that there have been no transactions for that stock over an extended period of time; (ii) the exchange on which the security is principally traded closes early; or (iii) trading of the security is halted during the day and does not resume prior to a Fund’s NAV calculation. A security’s “fair value” price may differ from the price next available for that security using the Funds’ normal pricing procedures.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The Funds’ foreign equity securities actively traded in foreign markets may be classified as Level 2 despite the availability of closing prices because such securities are typically fair valued by an independent pricing service. The Board of Trustees has authorized the Funds to retain an independent pricing service to determine the fair value of its foreign securities because the value of such securities may be materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets or exchanges on which such foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest rate change); issuer specific (e.g., earnings report or merger announcement); or U.S. market-specific (such as a significant movement in the U.S. market that is deemed to affect the value of foreign securities). The pricing service uses an automated system that incorporates a model based on multiple parameters, including a security’s local closing price, relevant general and sector indices, currency fluctuations, trading in depositary receipts and futures, if applicable, and/or research valuations by its staff, in determining what it believes is the fair value of the securities.

U.S. Government & Agencies and Corporate Bonds held by the Funds, if any, are classified as Level 2 since the values for such securities are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2024 (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the Funds’ investments and the levels assigned to the investments, by security type, as of December 31, 2024:

Ave Maria Value Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$418,587,650	$—	$—	$418,587,650
Money Market Funds	28,011,977	—	—	28,011,977
Total	$446,599,627	$—	$—	$446,599,627

Ave Maria Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$1,035,894,793	$2,947,436	$—	$1,038,842,229
Money Market Funds	41,415,886	—	—	41,415,886
Total	$1,077,310,679	$2,947,436	$—	$1,080,258,115

Ave Maria Rising Dividend Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$1,010,163,885	$15,360,036	$—	$1,025,523,921
Money Market Funds	53,419,593	—	—	53,419,593
Total	$1,063,583,478	$15,360,036	$—	$1,078,943,514

Ave Maria World Equity Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$93,929,244	$19,569,492	$—	$113,498,736
Money Market Funds	2,986,015	—	—	2,986,015
Total	$96,915,259	$19,569,492	$—	$116,484,751

Ave Maria Focused Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$56,787,640	$681,627	$—	$57,469,267
Money Market Funds	441,428	—	—	441,428
Total	$57,229,068	$681,627	$—	$57,910,695

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2024 (Continued)

Ave Maria Bond Fund	Level 1	Level 2	Level 3	Total
U.S. Government & Agencies	$—	$181,777,816	$—	$181,777,816
Corporate Bonds	—	358,952,804	—	358,952,804
Common Stocks	108,550,866	—	—	108,550,866
Money Market Funds	23,030,272	—	—	23,030,272
Total	$131,581,138	$540,730,620	$—	$672,311,758

Refer to each Fund’s Schedule of Investments for a listing of the securities by security type and sector or industry type. There were no Level 3 securities or derivative instruments held by or transferred in/out of the Funds as of or during the year ended December 31, 2024.

(b) Income taxes – Each Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve each Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income and 98.2% of its net realized capital gains plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of December 31, 2024:

	Ave Maria Value Fund	Ave Maria Growth Fund	Ave Maria Rising Dividend Fund
Federal income tax cost	$299,875,808	$607,825,562	$686,150,218
Gross unrealized appreciation	$161,069,828	$496,757,190	$397,855,584
Gross unrealized depreciation	(14,346,009)	(24,324,637)	(5,062,288)
Net unrealized appreciation	146,723,819	472,432,553	392,793,296
Net unrealized depreciation on foreign currency translation	—	—	(1,143)
Distributable earnings	$146,723,819	$472,432,553	$392,792,153

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2024 (Continued)

	Ave Maria World Equity Fund	Ave Maria Focused Fund	Ave Maria Bond Fund
Federal income tax cost	$82,641,151	$42,681,884	$640,889,382
Gross unrealized appreciation	$39,547,651	$20,439,511	$43,301,773
Gross unrealized depreciation	(5,704,051)	(5,210,700)	(11,879,397)
Net unrealized appreciation	33,843,600	15,228,811	31,422,376
Net unrealized depreciation on foreign currency translation	(892)	—	—
Distributable earnings	$33,842,708	$15,228,811	$31,422,376

The difference between the federal income tax cost of investments and the financial statement cost of portfolio investments for the Ave Maria Value Fund and the Ave Maria Focused Fund is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales and adjustments to basis for grantor trusts. There is no difference between the federal income tax cost and the financial statement cost of portfolio investments for the Ave Maria Growth Fund, the Ave Maria Rising Dividend Fund, the Ave Maria World Equity Fund and the Ave Maria Bond Fund as of December 31, 2024.

During the year ended December 31, 2024, the following capital loss carryforwards (“CLCFs”) were utilized against current year gains:

	Ave Maria Value Fund	Ave Maria Growth Fund	Ave Maria Rising Dividend Fund
Short-term - utilized	$—	$—	$—
Long-term - utilized	—	—	—
	$—	$—	$—

	Ave Maria World Equity Fund	Ave Maria Focused Fund	Ave Maria Bond Fund
Short-term - utilized	$—	$—	$88,473
Long-term - utilized	—	31,934	6,579,157
	$—	$31,934	$6,667,630

As of December 31, 2024, all CLCFs were utilized and none are left to carry over to future years.

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2024 (Continued)

For the year ended December 31, 2024, the following reclassifications were made as a result of permanent differences between the financial statements and income tax reporting requirements due to reclassifications of the character of distributions and net investment loss:

	Increase Distributable Earnings	Decrease Paid-in Capital
Ave Maria Value Fund	$30,881	$(30,881)
Ave Maria Growth Fund	3,811	(3,811)
Ave Maria Rising Dividend Fund	9,842	(9,842)
Ave Maria World Equity Fund	440	(440)
Ave Maria Focused Fund	31,759	(31,759)
Ave Maria Bond Fund	12,036	(12,036)

These reclassifications have no effect on each Fund’s net assets or NAV per share.

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more-likely-than-not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on federal income tax returns for all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the year ended December 31, 2024, the Funds did not incur any interest or penalties.

(c) Investment transactions and investment income – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income is recognized on the accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. Cost of investments includes amortization of premiums and accretion of discounts. Realized gains and losses on investments sold are determined on a specific identification basis. Withholding taxes on foreign dividends have been recorded in accordance with the Funds’ understanding of the applicable country’s rules and tax rates.

(d) Dividends and distributions – Dividends from net investment income, if any, are declared and paid annually in December for the Ave Maria Value Fund, the Ave Maria Growth Fund, the Ave Maria World Equity Fund and the Ave Maria Focused Fund. Dividends from net investment income, if any, are declared and paid quarterly

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2024 (Continued)

for the Ave Maria Rising Dividend Fund and are declared and paid monthly for the Ave Maria Bond Fund. Each Fund expects to distribute any net realized capital gains annually. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid to shareholders during the years ended December 31, 2024 and 2023 was as follows:

Year Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
Ave Maria Value Fund:
December 31, 2024	$1,330,477	$34,977,953	$36,308,430
December 31, 2023	$2,924,099	$12,883,420	$15,807,519
Ave Maria Growth Fund:
December 31, 2024	$22,458,533	$62,124,128	$84,582,661
December 31, 2023	$2,876,427	$21,901,965	$24,778,392
Ave Maria Rising Dividend Fund:
December 31, 2024	$10,464,369	$55,640,736	$66,105,105
December 31, 2023	$11,877,069	$15,684,716	$27,561,785
Ave Maria World Equity Fund:
December 31, 2024	$456,783	$602,889	$1,059,672
December 31, 2023	$787,472	$2,961,038	$3,748,510
Ave Maria Focused Fund:
December 31, 2024	$—	$—	$—
December 31, 2023	$—	$—	$—
Ave Maria Bond Fund:
December 31, 2024	$18,484,015	$—	$18,484,015
December 31, 2023	$13,568,375	$—	$13,568,375

(e) Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Common expenses – Common expenses of the Trust are allocated among the series of the Trust based on relative net assets of each series or the nature of the services performed and the relative applicability to each series.

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2024 (Continued)

(g) Foreign currency translation – Securities and other assets and liabilities denominated in or expected to settle in foreign currencies are translated into U.S. dollars based on exchange rates on the following basis:

(i)	The fair values of investment securities and other assets and liabilities are translated as of the close of the NYSE each day.

(ii)	Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing as of 4:00 p.m. Eastern Time on the respective date of such transactions.

(iii)

The Funds do not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Reported net realized foreign exchange gains or losses arise from 1) purchase and sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions and 3) the difference between the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities that result from changes in exchange rates.

The Funds may be subject to foreign taxes related to foreign income received, capital gains on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

(h) Regulatory update – Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. The Funds have implemented the rule and form requirements, as applicable, and are currently adhering to the requirements.

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2024 (Continued)

2. Investment Advisory Agreements and Transactions with Related Parties

The Chairman and President of the Trust is also the Executive Chairman of the Adviser. Certain other officers of the Trust are officers of the Adviser, or of Ultimus Fund Solutions, LLC (“Ultimus”), the administrative, accounting and transfer agent for the Funds, or of Ultimus Fund Distributors, LLC (the “Distributor”), the Funds’ principal underwriter.

Pursuant to Investment Advisory Agreements between the Trust and the Adviser, the Adviser is responsible for the management of each Fund and provides investment advice along with the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Funds. The Adviser receives fees based on a percentage of the average daily net assets of each Fund, which are accrued daily and paid quarterly, at the annual rates as stated below:

Ave Maria Value Fund	0.75%
Ave Maria Growth Fund	0.75%
Ave Maria Rising Dividend Fund	0.75%
Ave Maria World Equity Fund	0.75%
Ave Maria Focused Fund	0.75%
Ave Maria Bond Fund	0.25%

The Adviser has contractually agreed to reduce its advisory fees or reimburse a portion of operating expenses until at least May 1, 2025 so that the ordinary operating expenses of each of the Ave Maria Value Fund, the Ave Maria Growth Fund, the Ave Maria Rising Dividend Fund, the Ave Maria World Equity Fund and the Ave Maria Focused Fund do not exceed 1.25% per annum of average daily net assets; and so that the ordinary operating expenses of the Ave Maria Bond Fund do not exceed 0.60% per annum of average daily net assets. The Adviser did not reduce its investment advisory fees for any of the Funds during the year ended December 31, 2024.

Any investment advisory fee reductions or expense reimbursements by the Adviser are subject to repayment by the Funds for a period of three years after such fees and expenses were incurred, provided the Funds are able to effect such repayment and remain in compliance with any undertaking by the Adviser to limit expenses of the Funds. As of December 31, 2024, no advisory fee reductions are available for recoupment.

The Chief Compliance Officer of the Trust (the “CCO”) is an employee of the Adviser. The Trust pays the Adviser a fee for providing CCO services, of which each Fund pays its proportionate share along with the other series of the Trust. In addition, the Trust reimburses the Adviser for out-of-pocket expenses incurred, if any, for providing these services.

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2024 (Continued)

Pursuant to a Mutual Fund Services Agreement between the Trust and Ultimus, Ultimus supplies regulatory and compliance services, calculates the daily NAV per share of each Fund, maintains the financial books and records of the Funds, maintains the records of each shareholder’s account, and processes purchases and redemptions of each Fund’s shares. For the performance of these services, Ultimus receives fees from each Fund computed as a percentage of such Fund’s average daily net assets, subject to a minimum monthly fee.

Pursuant to a Distribution Agreement between the Trust and the Distributor, the Distributor serves as each Fund’s exclusive agent for the distribution of its shares. The Distributor is an affiliate of Ultimus.

Trustees and officers affiliated with the Adviser or Ultimus are not compensated by the Trust for their services. Each Trustee who is not an affiliated person of the Adviser or Ultimus (“Independent Trustee”) receives from the Trust an annual retainer of $67,000 (except that such fee was $78,000 for the Lead Independent Trustee/Chairman of the Governance Committee and $73,500 for the Chairman of the Audit Committee), payable quarterly; a fee of $6,500 for attendance at each meeting of the Board of Trustees; plus reimbursement of travel and other expenses incurred in attending meetings. Trustee Emeritus, if any, receives one-half of both the annual retainer and fee for attendance at each meeting; plus reimbursement of travel and other expenses incurred in attending meetings. Each Fund pays its proportionate share of the Independent Trustees’ fees and expenses along with the other series of the Trust.

Effective January 1, 2025, each Independent Trustee will receive from the Trust an annual retainer of $70,000 (except that such fee will be $82,000 for the Lead Independent Trustee/Chairman of the Governance Committee and $80,500 for the Chairman of the Audit Committee), payable quarterly; a fee of $7,000 for attendance at each meeting of the Board of Trustees; plus reimbursement of travel and other expenses incurred in attending meetings. Each Fund will pay its proportionate share of the Independent Trustees’ fees and expenses along with the other series of the Trust.

Each member of the Catholic Advisory Board (“CAB”), including Emeritus members, receives an annual retainer of $6,000 (except that such fee is $16,000 for the CAB chairman), payable quarterly; a fee of $4,000 for attendance at each meeting of the CAB; plus reimbursement of travel and other expenses incurred in attending meetings. Each Fund pays its proportionate share of CAB members’ fees and expenses.

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2024 (Continued)

3. Investment Transactions

During the year ended December 31, 2024, cost of purchases and proceeds from sales and maturities of investment securities, excluding short-term investments and U.S. government securities, were as follows:

	Ave Maria Value Fund	Ave Maria Growth Fund	Ave Maria Rising Dividend Fund
Purchases of investment securities	$64,843,768	$174,516,146	$83,234,943
Proceeds from sales of investment securities	$86,321,099	$228,036,372	$175,463,414

	Ave Maria World Equity Fund	Ave Maria Focused Fund	Ave Maria Bond Fund
Purchases of investment securities	$23,538,210	$12,192,264	$119,646,554
Proceeds from sales and maturities of investment securities	$14,683,253	$21,030,913	$77,774,294

During the year ended December 31, 2024, cost of purchases and proceeds from sales and maturities of long-term U.S. government securities for the Ave Maria Bond Fund were $100,732,830 and $39,230,066, respectively.

4. Borrowing Costs

From time to time, the Funds may have an overdrawn cash balance at the custodian due to redemptions or market movements. When this occurs, the Funds will incur borrowing costs charged by the custodian. Accordingly, during the year ended December 31, 2024, the Ave Maria Value Fund and the Ave Maria Focused Fund incurred $276 and $943, respectively, of borrowing costs charged by the custodian.

5. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2024 (Continued)

6. Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio will be adversely affected. As of December 31, 2024, the Ave Maria Growth Fund and the Ave Maria Rising Dividend Fund had 49.2% and 29.0%, respectively, of the value of their net assets invested in common stocks within the technology sector and the Ave Maria Focused Fund had 29.3% of the value of its net assets invested in common stocks within the communications sector and 26.0% of the value of its net assets invested in common stocks within the industrials sector.

7. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events, except for the following:

Change in Control

The founder and principal of the Adviser plans to transfer all of his ownership interest in the Adviser to his family members (the “Transaction”). The closing of the Transaction (the “Closing”), anticipated to take place near the end of the second quarter of 2025, will result in a change in control of the Adviser. Consistent with the requirements of the 1940 Act, the Investment Advisory Agreements (the “Present Advisory Agreements”) between the Adviser and the Funds each contain a provision that each Present Advisory Agreement will terminate automatically in the event of its “assignment” (as defined in the 1940 Act). As noted above, the Transaction will result in a change in control of the Adviser effective as of the Closing and will be deemed an assignment of the Present Advisory Agreements and result in the automatic termination of the Present Advisory Agreements.

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2024 (Continued)

At its in-person meeting on February 12, 2025, the Board of Trustees, including the Trustees who are not “interested persons” of the Funds or the Adviser within the meaning of the 1940 Act (the “Independent Trustees”), approved new investment advisory agreements between the Adviser and each of the Funds (together, the “New Advisory Agreements”). The New Advisory Agreements need to be approved by shareholders of the Funds at a special meeting of shareholders. Except for the effective and termination dates and the initial term, the terms and conditions of the New Advisory Agreements are substantially similar to the Present Advisory Agreements, including the rate of the investment advisory fee for the Funds. Upon approval of the New Advisory Agreements, the Adviser will enter into a new Expense Limitation Agreement for each Fund that is substantially the same as under the current Expense Limitation Agreement. The new Expense Limitation Agreements will continue for one year after the Closing.

Other than the change in the ownership structure of the Adviser, the operations of the Adviser will stay the same and the same personnel of the Adviser who currently provide investment advisory services to the Funds will continue to do so upon approval of the New Advisory Agreements.

Fund Name Change

Effective on or around April 28, 2025, the name of the Ave Maria Focused Fund will be changed to the “Ave Maria Growth Focused Fund.” This change is being made in order to differentiate the Ave Maria Focused Fund from the Schwartz Value Focused Fund (to be renamed the Ave Maria Value Focused Fund) another series of the Trust. The Fund’s name change will not result in any material change to the investment strategies and investment processes that the Adviser currently uses to manage the Fund, as the Fund will continue to seek long-term capital appreciation by investing in equity securities that the Adviser believes have high earnings growth potential.

AVE MARIA MUTUAL FUNDS

Report of Independent Registered
Public Accounting Firm

To the Shareholders and the Board of Trustees of Schwartz Investment Trust:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Schwartz Investment Trust, comprising the Ave Maria Value Fund, Ave Maria Growth Fund, Ave Maria Rising Dividend Fund, Ave Maria World Equity Fund, Ave Maria Focused Fund, and Ave Maria Bond Fund (the “Funds”), including the schedules of investments, as of December 31, 2024, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods listed in the table below, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds constituting the Schwartz Investment Trust as of December 31, 2024, and the results of their operations, the changes in their net assets, and the financial highlights for each of the periods listed in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds Comprising the Schwartz Investment Trust	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
Ave Maria Value Fund Ave Maria Growth Fund Ave Maria Rising Dividend Fund Ave Maria World Equity Fund Ave Maria Bond Fund	For the year ended December 31, 2024	For the years ended December 31, 2024 and December 31, 2023	For the years ended December 31, 2024, December 31, 2023, December 31, 2022, December 31, 2021 and December 31 2020
Ave Maria Focused Fund	For the year ended December 31, 2024	For the years ended December 31, 2024 and December 31, 2023	For the years ended December 31, 2024, December 31, 2023, December 31, 2022, December 31, 2021, and For the period from May 1, 2020 (commencement of operations) through December 31, 2020

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)

AVE MARIA MUTUAL FUNDS
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM (Continued)

(PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Chicago, Illinois
February 21, 2025

We have served as the auditor of one or more Schwartz Investment Trust investment companies since 1993.

AVE MARIA MUTUAL FUNDS

Additional Information

(Unaudited)

Changes in Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Renumeration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

AVE MARIA MUTUAL FUNDS
Federal Tax Information

(Unaudited)

Capital Gain Distribution – For the year ended December 31, 2024, the following Funds designated long-term capital gain distributions:

Ave Maria Value Fund	$34,977,227
Ave Maria Growth Fund	62,122,177
Ave Maria Rising Dividend Fund	55,639,776
Ave Maria World Equity Fund	602,890

Qualified Dividend Income – The Funds have designated the following of their ordinary income dividends, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate:

Ave Maria Value Fund	100.00%
Ave Maria Growth Fund	28.64%
Ave Maria Rising Dividend Fund	100.00%
Ave Maria World Equity Fund	100.00%
Ave Maria Bond Fund	19.69%

Dividends Received Deduction – For corporate shareholders, the following percentages of ordinary dividends paid during the year ended December 31, 2024 qualify for the corporate dividends received deduction:

Ave Maria Value Fund	100.00%
Ave Maria Growth Fund	23.64%
Ave Maria Rising Dividend Fund	100.00%
Ave Maria World Equity Fund	92.37%
Ave Maria Bond Fund	17.84%

Foreign Source Income and Expense – The following Funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. The pass-through of the foreign tax credit will only affect those persons who are shareholders on the dividend record date. These shareholders will receive more detailed information with their 2024 Form 1099-DIV. The per share amounts designated were:

	Foreign Source Income	Foreign Tax Expense
Ave Maria World Equity Fund	$0.2092	$0.0036

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AVE MARIA
MUTUAL FUNDS

Ave Maria Mutual Funds
series of Schwartz Investment Trust
801 W. Ann Arbor Trail, Suite 244
Plymouth, Michigan 48170

Board of Trustees
George P. Schwartz, CFA, Chairman
Donald J. Dawson, Jr.,
Lead Independent Trustee
John J. McHale, Jr.
Edward J. Miller
William A. Morrow

Executive Officers
George P. Schwartz, CFA, President
Robert C. Schwartz, V.P./Secretary
Timothy S. Schwartz, CFA, Treasurer
Cathy M. Stoner, CPA, IACCP,
Chief Compliance Officer

Catholic Advisory Board
Paul R. Roney, Chairman
Raymond Arroyo
Callista Gingrich
Scott Hahn, Ph.D.
Lou Holtz, Emeritus
Larry Kudlow
Thomas S. Monaghan
Melissa Moschella, Ph.D.
Fr. John Riccardo, Emeritus

5060 Annunciation Circle, Suite 101
Ave Maria, Florida 34142

Distributor
Ultimus Fund Distributors, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

Custodian
US Bank, N.A.
425 Walnut Street
Cincinnati, Ohio 45202

Administrator
Ultimus Fund Solutions, LLC
P.O. Box 46707
Cincinnati, Ohio 45246

Independent Registered Public Accounting Firm
Deloitte & Touche, LLP
111 S. Wacker Drive
Chicago, Illinois 60606

Legal Counsel
Sullivan & Worcester, LLP
1666 K Street, NW, Suite 700
Washington, DC 20006

www.avemariafunds.com

(b) Included in (a)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant’s Nominating and Governance Committee shall review shareholder recommendations to fill vacancies on the registrant’s board of trustees if such recommendations are submitted in writing, addressed to the Committee at the registrant’s offices and meet any minimum qualifications adopted by the Committee. The Committee may adopt, by resolution, a policy regarding its procedures for considering candidates for the board of trustees, including any recommended by shareholders.

Item 16. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable

(b) Not applicable

Item 19. Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(1) Not applicable

(2) Change in the registrant’s independent public accountant: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CODE ETH	Code of Ethics

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Schwartz Investment Trust

By (Signature and Title)*		/s/ George P. Schwartz
George P. Schwartz, President and Principal Executive Officer

Date	February 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ George P. Schwartz
George P. Schwartz, President and Principal Executive Officer

Date	February 28, 2025

By (Signature and Title)*		/s/ Timothy S. Schwartz
Timothy S. Schwartz, Treasurer and Principal Financial Officer

Date	February 28, 2025

*	Print the name and title of each signing officer under his or her signature.